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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.7%
Agencies 1.7%
Bank of America Corp. FDIC Government Guaranty(a)
06/22/12	0.770%	$2,000,000	$2,004,696
Total Corporate Bonds & Notes (Cost: $2,000,000)			$2,004,696

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
GS Mortgage Securities Corp. II(a)(b)(c)
Series 2007-EOP Class A2
03/06/20	1.317%	$1,200,000	$1,198,315
Series 2007-EOP Class A3
03/06/20	1.535%	1,770,000	1,768,243
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,926,030)			$2,966,558

Asset-Backed Securities - Non-Agency 2.2%
Countrywide Home Equity Loan Trust Series 2005-H Class 2A (FGIC)(a)
12/15/35	0.525%	$110,611	$52,857
Northstar Education Finance, Inc. Series 2007-1 Class A2(a)
01/29/46	1.303%	750,000	679,875
SLM Student Loan Trust(a)
Series 2005-5 Class A2
10/25/21	0.640%	457,837	456,047

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2005-8 Class A2
07/25/22	0.650%	$575,827	$573,985
Series 2006-C Class A2
09/15/20	0.596%	258,994	257,211
Series 2007-2 Class A2
07/25/17	0.560%	625,577	619,079
Total Asset-Backed Securities - Non-Agency (Cost: $2,758,631)			$2,639,054

Foreign Government Obligations 1.7%
UNITED KINGDOM 1.7%
Royal Bank of Scotland PLC (The) Government Liquid Guaranteed(a)(c)
05/11/12	1.153%	$2,000,000	$2,003,596
Total Foreign Government Obligations (Cost: $2,000,000)			$2,003,596

	Shares	Value

Money Market Funds 92.2%
Columbia Short-Term Cash Fund, 0.134%(d)(e)	111,859,320	$111,859,320
Total Money Market Funds (Cost: $111,859,320)		$111,859,320
Total Investments
(Cost: $121,543,981)(f)		$121,473,224(g)
Other Assets & Liabilities, Net		(208,572)
Net Assets		$121,264,652

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	Feb. 15, 2012	13,429,000	17,102,698	$—	$(463,508)
		(EUR)	(USD)
JPMorgan Chase Bank	Feb. 15, 2012	2,243,981,000	29,274,759	—	(170,017)
		(JPY)	(USD)
Barclays Bank PLC	Feb. 15, 2012	14,357,000	11,724,788	—	(118,805)
		(NZD)	(USD)
UBS Securities	Feb. 15, 2012	11,743,117	10,783,000	—	(26,846)
		(USD)	(CHF)
Citigroup	Feb. 15, 2012	11,561,291	69,303,000	245,176	—
		(USD)	(NOK)
Citigroup	Feb. 15, 2012	17,560,224	102,528,000	—	(93,542)
		(USD)	(NOK)
Morgan Stanley & Co.	Feb. 15, 2012	17,188,237	119,115,000	311,633	—
		(USD)	(SEK)
Morgan Stanley & Co.	Feb. 15, 2012	49,502	335,000	—	(285)
		(USD)	(SEK)
Total				$556,809	$(873,003)

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.
(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $4,970,154 or 4.10% of net assets.

(d)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(e)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$132,263,114	$4,478,620	$(24,882,414)	$—	$111,859,320	$44,755	$111,859,320

(f)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $ 121,544,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,000
Unrealized Depreciation	(130,000)
Net Unrealized Depreciation	$(71,000)

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
FDIC	Federal Deposit Insurance Corporation
FGIC	Financial Guaranty Insurance Company

Currency Legend
CHF	Swiss Franc
EUR	European Monetary Unit
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$2,004,696	$—	$2,004,696
Commercial Mortgage-Backed Securities - Non-Agency	—	2,966,558	—	2,966,558
Asset-Backed Securities - Non-Agency	—	2,639,054	—	2,639,054
Foreign Government Obligations	—	2,003,596	—	2,003,596
Total Bonds	—	9,613,904	—	9,613,904

Other
Money Market Funds	111,859,320	—	—	111,859,320
Total Other	111,859,320	—	—	111,859,320

Investments in Securities	111,859,320	9,613,904	—	121,473,224
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	556,809	—	556,809
Liabilities
Forward Foreign Currency Exchange Contracts	—	(873,003)	—	(873,003)
Total	$111,859,320	$9,297,710	$—	$121,157,030

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
AUSTRALIA 17.9%
Australia & New Zealand Banking Group Ltd.	425,622	$9,680,882
BHP Billiton Ltd.	281,770	11,160,444
Commonwealth Bank of Australia(a)	216,319	11,622,964
Iluka Resources Ltd.(a)	299,770	5,825,321
Macquarie Group Ltd.	92,311	2,497,259
National Australia Bank Ltd.	183,000	4,631,975
Newcrest Mining Ltd.	107,829	3,859,567
Rio Tinto Ltd.	74,299	5,451,301
Santos Ltd.	153,583	2,192,578
Telstra Corp., Ltd.	1,775,846	6,276,700
Wesfarmers Ltd.	134,469	4,322,977
Total		67,521,968
CHINA 17.1%
AAC Technologies Holdings, Inc.	1,784,000	4,347,370
Agile Property Holdings Ltd.(a)	2,424,000	2,694,130
Agricultural Bank of China Ltd., Class H(a)	6,970,000	3,432,976
Baidu, Inc., ADR(b)	23,701	3,022,352
China BlueChemical Ltd.	3,880,000	2,944,074
China Construction Bank Corp., Class H(a)	8,807,380	7,029,724
China National Building Material Co., Ltd., Class H(a)	2,232,000	2,689,637
Dongfang Electric Corp., Ltd., Class H(a)	488,600	1,442,475
Dongfeng Motor Group Co., Ltd., Class H(a)	1,696,000	3,169,160
ENN Energy Holdings Ltd.	1,362,000	4,137,805
Focus Media Holding Ltd., ADR(b)	167,262	3,345,240
Industrial & Commercial Bank of China, Class H	7,827,000	5,466,371
Intime Department Store Group Co., Ltd.(a)	780,000	945,819
New Oriental Education & Technology Group, ADR(b)	96,354	2,295,152
PetroChina Co., Ltd., Class H	4,274,000	6,224,632
Ping An Insurance Group Co., Class H	439,500	3,475,727
Sany Heavy Equipment International Holdings Co., Ltd.(a)	2,261,500	1,981,899
Yanzhou Coal Mining Co., Ltd., Class H(a)	1,950,000	4,652,943
Zhuzhou CSR Times Electric Co., Ltd., Class H(a)	532,000	1,172,110
Total		64,469,596
HONG KONG 12.6%
AIA Group Ltd.	1,493,200	4,979,409
Belle International Holdings Ltd.	1,483,000	2,404,803

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
BOC Hong Kong Holdings Ltd.	749,000	$1,975,036
China Unicom Hong Kong Ltd.(a)	3,694,000	6,798,895
CNOOC Ltd.	4,900,000	9,982,286
Comba Telecom Systems Holdings Ltd.(a)	1,993,090	1,392,411
Hang Lung Properties Ltd.	469,000	1,610,341
Hutchison Whampoa Ltd.	396,000	3,758,888
Li & Fung Ltd.	1,698,000	3,697,800
Sun Hung Kai Properties Ltd.	303,974	4,205,691
Swire Pacific Ltd., Class A	237,000	2,633,933
Swire Properties Ltd.(b)	165,900	417,996
Wharf Holdings Ltd.	630,900	3,586,250
Total		47,443,739
INDIA 6.3%
HDFC Bank Ltd.	401,351	3,972,095
ICICI Bank Ltd., ADR	78,310	2,835,605
Infosys Ltd.	8,141	447,835
Infosys Ltd., ADR	41,385	2,275,761
ITC Ltd.	1,206,919	4,972,308
Larsen & Toubro Ltd.	98,974	2,618,079
Reliance Industries Ltd.	68,246	1,125,167
State Bank of India	15,473	643,460
State Bank of India, GDR(c)	19,418	1,621,403
Tata Consultancy Services Ltd.	139,982	3,197,493
Total		23,709,206
INDONESIA 4.1%
PT Astra International Tbk	555,000	4,859,771
PT Bank Mandiri Tbk	6,479,316	4,817,270
PT Bank Rakyat Indonesia Persero Tbk	4,158,000	3,158,410
PT Semen Gresik Persero Tbk	2,252,000	2,827,118
Total		15,662,569
MACAU 1.6%
Sands China Ltd.(b)	1,754,400	5,910,773
MALAYSIA 2.3%
Genting Bhd	1,473,700	5,379,957
Telekom Malaysia Bhd	2,070,100	3,266,282
Total		8,646,239
PHILIPPINES 0.8%
Ayala Corp.	386,732	3,163,677

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 4.7%
Keppel Corp., Ltd.	488,000	$4,199,952
Oversea-Chinese Banking Corp., Ltd.	522,196	3,558,010
SembCorp.Marine Ltd.(a)	555,000	2,181,910
Singapore Telecommunications Ltd.	2,289,000	5,637,613
United Overseas Bank Ltd.	142,801	1,960,247
Total		17,537,732
SOUTH KOREA 15.7%
Amorepacific Corp.(b)	1,975	1,759,892
Hana Financial Group, Inc.	67,440	2,309,087
Hyundai Department Store Co., Ltd.(b)	22,914	3,730,495
Hyundai Heavy Industries Co., Ltd.	10,840	3,001,136
Hyundai Mobis(b)	20,884	5,148,486
Hyundai Motor Co.	27,663	5,434,040
Hyundai Steel Co.(b)	21,482	2,069,074
LG Chem Ltd.	9,940	3,299,892
LG Household & Health Care Ltd.	6,388	2,717,362
Samsung Electronics Co., Ltd.	18,956	18,665,669
Samsung Engineering Co., Ltd.	20,978	3,995,423
Samsung Heavy Industries Co., Ltd.	69,060	2,192,747
Shinhan Financial Group Co., Ltd.(b)	124,580	4,956,050
Total		59,279,353
TAIWAN 9.4%
Advanced Semiconductor Engineering, Inc.	1,679,000	1,765,572
Catcher Technology Co., Ltd.	371,000	2,308,367
Chinatrust Financial Holding Co., Ltd.	4,625,516	2,986,000
Far EasTone Telecommunications Co., Ltd.	1,356,000	2,613,949
Fubon Financial Holding Co., Ltd.	872	971
Hon Hai Precision Industry Co., Ltd.	1,713,788	5,526,912
HTC Corp.	144,400	2,374,544
Mega Financial Holding Co., Ltd.	1,393,160	955,139
President Chain Store Corp.	791,000	4,256,885
Taiwan Semiconductor Manufacturing Co., Ltd.	1,426,000	3,782,990
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	621,824	8,755,282
Total		35,326,611
THAILAND 3.5%
Bangkok Bank PCL, NVDR	559,100	2,767,772
Banpu PCL, Foreign Registered Shares	111,400	2,118,942
PTT PCL, Foreign Registered Shares	212,500	2,329,688

Issuer	Shares	Value

Common Stocks (continued)
THAILAND (CONTINUED)
Siam Commercial Bank PCL, Foreign Registered Shares	1,576,600	$6,148,955
Total		13,365,357
Total Common Stocks (Cost: $344,501,522)		$362,036,820

Exchange-Traded Notes 0.3%
CSI 300 Banks Index ETF(a)	1,423,500	$1,200,429
Total Exchange-Traded Notes (Cost: $1,579,360)		$1,200,429

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.134%(d)(e)	7,603,538	$7,603,538
Total Money Market Funds (Cost: $7,603,538)		$7,603,538

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.2%
Certificates of Deposit 0.3%
Standard Chartered Bank PLC
03/05/12	0.630%	1,000,000	$1,000,000
Repurchase Agreements 9.9%
Barclays Capital, Inc. dated 01/31/12, matures 02/01/12, repurchase price $5,463,989(f)
	0.150%	5,463,966	5,463,966
Citibank NA dated 01/31/12, matured 02/01/12, repurchase price $5,000,031(f)
	0.220%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 01/31/12, matures 02/01/12, repurchase price $5,000,015(f)
	0.110%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 01/31/12, matures 02/01/12 repurchase price $7,000,056(f)
	0.290%	7,000,000	7,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $5,000,028(f)
	0.200%	$5,000,000	$5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 01/31/12, matures 02/01/12, repurchase prices $10,000,067(f)
	0.240%	$10,000,000	$10,000,000
Total			37,463,966
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $38,463,966)			$38,463,966

Total Investments
(Cost: $392,148,386)(g)			$409,304,753(h)
Other Assets & Liabilities, Net			(32,277,222)
Net Assets			$377,027,531

Notes to Portfolio of Investments

(a)	At January 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $1,621,403 or 0.43% of net assets.

(d)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(e)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$891,067	$28,536,563	$(21,824,092)	$—	$7,603,538	$1,181	$7,603,538

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.150%)

Security Description	Value
United States Treasury Note/Bond	$5,573,246
Total Market Value of Collateral Securities	5,573,246

Citibank NA (0.220%)

Security Description	Value
Fannie Mae REMICS	$2,747,557
Fannie Mae-Aces	591,700
Freddie Mac REMICS	516,101
Government National Mortgage Association	1,244,642
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.110%)

Security Description	Value
Fannie Mae REMICS	$3,186,184
Fannie Mae-Aces	119,619
Freddie Mac REMICS	1,341,643
Ginnie Mae II Pool	133,709
Government National Mortgage Association	318,845
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.290%)

Security Description	Value
Fannie Mae Pool	$675,886
Freddie Mac Gold Pool	263,603
Freddie Mac Non Gold Pool	26,514
Ginnie Mae I Pool	333,564
United States Treasury Note/Bond	5,840,434
Total Market Value of Collateral Securities	$7,140,001

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$1,266,119
Fannie Mae REMICS	411,683
Federal Farm Credit Bank	104,539
Federal Home Loan Banks	32,380
Federal Home Loan Mortgage Corp	27,662
Federal National Mortgage Association	61,869
Freddie Mac Gold Pool	710,499
Freddie Mac Non Gold Pool	292,523
Freddie Mac REMICS	454,415

Ginnie Mae I Pool	652,054
Ginnie Mae II Pool	704,446
Government National Mortgage Association	181,351
United States Treasury Bill	3,200
United States Treasury Note/Bond	193,469
United States Treasury Strip Coupon	3,791
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.240%)

Security Description	Value
Fannie Mae Pool	$1,945,825
Freddie Mac Gold Pool	489,000
Freddie Mac REMICS	1,020,730
Government National Mortgage Association	6,744,445
Total Market Value of Collateral Securities	$10,200,000

(g)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $392,148,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,041,000
Unrealized Depreciation	(19,884,000)
Net Unrealized Appreciation	$17,157,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated October 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$5,640,393	$40,681,104	$—	$46,321,497
Consumer Staples	—	18,029,425	—	18,029,425
Energy	—	28,626,236	—	28,626,236
Financials	2,835,605	112,959,212	—	115,794,817
Industrials	—	26,544,619	—	26,544,619

Information Technology	14,053,395	43,809,161	—	57,862,556
Materials	—	40,126,426	—	40,126,426
Telecommunication Services	—	24,593,439	—	24,593,439
Utilities	—	4,137,805	—	4,137,805
Total Equity Securities	22,529,393	339,507,427	—	362,036,820

Other
Exchange-Traded Notes	—	1,200,429	—	1,200,429
Money Market Funds	7,603,538	—	—	7,603,538
Investments of Cash Collateral Received for Securities on Loan	—	38,463,966	—	38,463,966
Total Other	7,603,538	39,664,395	—	47,267,933
Total	$30,132,931	$379,171,822	$—	$409,304,753

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 10.9%

BRAZIL 2.9%
Banco BMG SA Senior Notes(b)
04/15/18	8.000%		$1,500,000	$1,276,446
Banco Cruzeiro do Sul SA Senior Unsecured(b)
01/20/16	8.250%		3,100,000	2,543,306
Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		7,000,000	7,364,000
Companhia De Eletricidade Do Estad
04/27/16	11.750%	BRL	1,500,000	899,296
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	3,300,000	1,890,594
Total				13,973,642

COLOMBIA 1.4%
BanColombia SA Senior Unsecured
06/03/21	5.950%		4,500,000	4,556,250
Banco de Bogota SA Senior Unsecured(b)
01/15/17	5.000%		2,000,000	2,031,956
Total				6,588,206

PERU 0.5%

Banco de Credito del Peru Subordinated Notes(b)(c)
10/15/22	7.170%	PEN	6,000,000	2,354,035

QATAR 0.4%

Qtel International Finance Ltd.(b)
02/16/21	4.750%		800,000	820,542
10/19/25	5.000%		1,200,000	1,223,547
Total				2,044,089

RUSSIAN FEDERATION 3.6%

Lukoil International Finance BV(b)
11/05/19	7.250%		2,400,000	2,645,034
11/09/20	6.125%		2,250,000	2,324,627
06/07/22	6.656%		1,000,000	1,052,500
Metalloinvest Finance Ltd.(b)
07/21/16	6.500%		2,000,000	1,802,990
Novatek Finance Ltd. Senior Unsecured(b)
02/03/21	6.604%		4,000,000	4,151,433

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

RUSSIAN FEDERATION (CONTINUED)

Severstal JSC via Steel Capital SA Notes(b)
07/26/16	6.250%	$1,500,000	$1,474,915
TNK-BP Finance SA(b)
03/13/18	7.875%	1,000,000	1,119,065
VimpelCom Holdings BV(b)
03/01/22	7.504%	2,500,000	2,350,000
Total			16,920,564

TURKEY 0.6%

Export Credit Bank of Turkey(b)
11/04/16	5.375%	3,000,000	2,991,626

UKRAINE 1.2%

Ferrexpo Finance PLC(b)
04/07/16	7.875%	800,000	713,179
MHP SA(b)
04/29/15	10.250%	3,928,000	3,668,626
Metinvest BV(b)(d)
02/14/18	8.750%	1,500,000	1,305,000
Total			5,686,805

Total Corporate Bonds & Notes (Cost: $52,285,685)			$50,558,967

Foreign Government Obligations(a) 82.8%

ARGENTINA 3.7%

Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	4,035,000	3,958,335
Argentina Bonar Bonds Senior Unsecured(d)
04/17/17	7.000%	5,935,000	5,371,175
Argentina Republic Government International Bond Senior Unsecured(c)
12/15/35	4.383%	13,450,000	1,782,125
Provincia de Buenos Aires(b)
Senior Unsecured
10/05/15	11.750%	1,990,000	1,920,882
01/26/21	10.875%	2,780,000	2,304,403

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

ARGENTINA (CONTINUED)

Provincia de Cordoba Senior Unsecured(b)
08/17/17	12.375%		$2,450,000	$2,254,000
Total				17,590,920

BRAZIL 4.3%

Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	1,218,100	7,051,838
Series F
01/01/17	10.000%	BRL	681,900	3,804,777
Petrobras International Finance Co.
03/15/19	7.875%		3,200,000	3,839,581
01/20/20	5.750%		1,000,000	1,071,534
01/27/21	5.375%		3,200,000	3,409,389
01/20/40	6.875%		1,000,000	1,147,848
Total				20,324,967

COLOMBIA 6.0%

Bogota Distrito Capital Senior Unsecured(b)
07/26/28	9.750%	COP	1,377,000,000	1,035,700
Colombia Government International Bond
Senior Unsecured
10/22/15	12.000%	COP	2,093,000,000	1,469,563
Colombia Government International Bond(d)
Senior Unsecured
01/18/41	6.125%		6,600,000	7,960,686
Corp. Andina de Fomento Senior Unsecured
06/04/19	8.125%		3,125,000	3,809,906
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		1,400,000	1,687,000
Empresa de Energia de Bogota SA Senior Unsecured(b)
11/10/21	6.125%		4,700,000	4,830,191
Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375%	COP	12,188,000,000	6,996,216
Republic of Colombia Senior Unsecured
06/28/27	9.850%	COP	1,000,000,000	794,940
Total				28,584,202

DOMINICAN REPUBLIC 2.2%

Dominican Republic International Bond(b)
Senior Unsecured
05/06/21	7.500%		6,500,000	6,567,441
04/20/27	8.625%		3,984,000	4,159,296
Total				10,726,737

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

EL SALVADOR 0.4%

El Salvador Government International Bond Senior Unsecured(b)(d)
06/15/35	7.650%		$1,810,000	$1,868,825

HUNGARY 0.7%

Hungary Government International Bond(d)
Senior Unsecured
03/29/21	6.375%		2,400,000	2,226,692
03/29/41	7.625%		1,500,000	1,385,625
Total				3,612,317

INDONESIA 11.2%

Indonesia Government International Bond(b)
Senior Unsecured
01/17/38	7.750%		5,300,000	7,221,250
Indonesia Government International Bond(b)(d)
Senior Unsecured
05/05/21	4.875%		8,000,000	8,622,356
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	6,000,000,000	774,654
07/15/17	10.000%	IDR	10,000,000,000	1,375,246
09/15/19	11.500%	IDR	29,400,000,000	4,520,330
11/15/20	11.000%	IDR	9,000,000,000	1,388,579
06/15/21	12.800%	IDR	6,800,000,000	1,160,088
07/15/22	10.250%	IDR	36,210,000,000	5,496,243
09/15/24	10.000%	IDR	9,000,000,000	1,360,395
09/15/25	11.000%	IDR	4,300,000,000	696,249
Majapahit Holding BV(b)
10/17/16	7.750%		1,830,000	2,099,925
06/28/17	7.250%		1,150,000	1,303,626
08/07/19	8.000%		3,600,000	4,302,000
Majapahit Holding BV(b)(d)
01/20/20	7.750%		4,900,000	5,805,055
PT Pertamina Persero(b)
05/23/21	5.250%		2,000,000	2,081,028
Senior Unsecured
05/27/41	6.500%		1,000,000	1,080,138
PT Perusahaan Listrik Negara Senior Unsecured(b)
11/22/21	5.500%		3,000,000	3,130,199
Republic of Indonesia(b)(d)
01/17/42	5.250%		1,000,000	1,032,500
Total				53,449,861

KAZAKHSTAN 2.0%

KazMunayGas National Co.(b)
Senior Unsecured
07/02/18	9.125%		4,095,000	4,924,237
05/05/20	7.000%		2,650,000	2,903,879
04/09/21	6.375%		1,500,000	1,560,000
Total				9,388,116

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

LATVIA 0.3%

Republic of Latvia Senior Unsecured(b)
06/16/21	5.250%		$1,500,000	$1,398,834

LITHUANIA 1.8%

Lithuania Government International Bond(b)
Senior Unsecured
09/14/17	5.125%		1,150,000	1,139,901
02/11/20	7.375%		600,000	649,927
03/09/21	6.125%		4,850,000	4,812,907
Lithuania Government International Bond(b)(e)
Senior Unsecured
02/01/22	6.625%		1,830,000	1,860,844
Total				8,463,579

MEXICO 8.3%

Mexican Bonos
12/17/15	8.000%	MXN	1,940,000	1,647,905
12/15/16	7.250%	MXN	4,801,000	4,028,544
12/14/17	7.750%	MXN	3,910,000	3,376,769
06/10/21	6.500%	MXN	1,500,000	1,198,106
06/03/27	7.500%	MXN	12,088,000	10,060,720
Pemex Project Funding Master Trust
01/21/21	5.500%		1,500,000	1,623,750
06/15/35	6.625%		4,304,000	4,831,240
06/15/38	6.625%		2,000,000	2,245,000
Pemex Project Funding Master Trust(b)(d)
01/24/22	4.875%		1,800,000	1,857,548
Petroleos Mexicanos
05/03/19	8.000%		1,600,000	2,000,000
Petroleos Mexicanos(b)(d)
06/02/41	6.500%		4,000,000	4,420,000
Petroleos Mexicanos(d)
06/02/41	6.500%		2,000,000	2,210,000
Total				39,499,582

PERU 2.6%

Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates(b)(f)
05/31/18	0.000%		5,513,286	4,658,727
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		1,500,000	1,995,000
03/14/37	6.550%		2,500,000	3,143,750
11/18/50	5.625%		1,800,000	1,936,800
Peruvian Government International Bond(b)
Senior Unsecured
08/12/20	7.840%	PEN	1,400,000	595,664
Total				12,329,941

PHILIPPINES 1.9%

Philippine Government International Bond
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

PHILIPPINES (CONTINUED)

03/30/26	5.500%		$1,500,000	$1,680,000
01/14/36	6.250%	PHP	106,000,000	2,587,836
Power Sector Assets & Liabilities Management Corp.(b)
Government Guaranteed
05/27/19	7.250%		950,000	1,154,250
12/02/24	7.390%		3,000,000	3,732,757
Total				9,154,843

POLAND 2.1%

Poland Government International Bond
Senior Unsecured
04/21/21	5.125%		8,000,000	8,220,000
Poland Government International Bond(d)
Senior Unsecured
03/23/22	5.000%		2,000,000	2,028,000
Total				10,248,000

QATAR 1.2%

Qatar Government International Bond(b)
Senior Unsecured
01/20/22	4.500%		4,500,000	4,635,000
01/20/40	6.400%		1,000,000	1,160,000
Total				5,795,000

REPUBLIC OF NAMIBIA 1.4%

Namibia International Bonds
Senior Unsecured(b) 11/03/21	5.500%		6,300,000	6,457,500

REPUBLIC OF THE CONGO 0.3%

Republic of Congo Senior Unsecured(c)
06/30/29	3.000%		2,232,500	1,607,400

ROMANIA 0.2%

Romanian Government International Bond Senior Unsecured(b)(e)
02/07/22	6.750%		1,000,000	991,070

RUSSIAN FEDERATION 9.2%

AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(b)
08/07/18	8.700%		3,180,000	3,863,700
Gazprom OAO Via Gaz Capital SA(b)
Senior Unsecured
11/22/16	6.212%		3,350,000	3,592,875
04/11/18	8.146%		850,000	990,250
01/23/21	5.999%		2,000,000	2,040,000
03/07/22	6.510%		7,800,000	8,229,000
08/16/37	7.288%		2,950,000	3,200,750
Russian Foreign Bond - Eurobond(b)
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

RUSSIAN FEDERATION (CONTINUED)

03/10/18	7.850%	RUB	60,000,000	2,047,548
04/29/20	5.000%		$6,000,000	$6,307,800
Russian Foreign Bond - Eurobond(b)(c)
03/31/30	7.500%		6,605,685	7,827,737
Sberbank of Russia Via SB Capital SA
Senior Notes(b)(e)
02/07/22	6.125%		1,600,000	1,600,000
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%		4,500,000	4,567,500
Total				44,267,160

SOUTH AFRICA 0.5%

South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		2,200,000	2,227,500

SOUTH KOREA 1.3%

Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%		4,000,000	3,944,564
04/11/22	5.000%		2,000,000	2,055,724
Total				6,000,288

SUPRA-NATIONAL 0.2%

African Export-Import Bank Senior Unsecured
07/27/16	5.750%		1,000,000	990,000

TRINIDAD AND TOBAGO 1.1%

Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%		4,500,000	5,386,191

TURKEY 5.4%

Turkey Government International Bond
03/25/22	5.125%		4,000,000	3,810,000
01/14/41	6.000%		2,100,000	1,968,750
Senior Unsecured
11/07/19	7.500%		1,625,000	1,842,344
06/05/20	7.000%		1,300,000	1,434,875
03/30/21	5.625%		4,550,000	4,572,750
09/26/22	6.250%		5,000,000	5,150,000
03/17/36	6.875%		3,800,000	3,942,500
05/30/40	6.750%		3,100,000	3,134,875
Total				25,856,094

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)

UKRAINE 0.7%

City of Kyiv Via Kyiv Finance PLC
Senior Unsecured(b)
07/11/16	9.375%		$1,100,000	$946,365
Ukraine Government International Bond
Senior Unsecured(b)(d)
02/23/21	7.950%		2,740,000	2,464,719
Total				3,411,084

UNITED ARAB EMIRATES 0.8%

Abu Dhabi National Energy Co. Senior Unsecured(b)
12/13/21	5.875%		3,500,000	3,621,079

URUGUAY 4.5%

Uruguay Government International Bond
04/05/27	4.250%	UYU	340,345,723	17,254,048
06/26/37	3.700%	UYU	3,919,833	1,545,391
Senior Unsecured
12/15/28	4.375%	UYU	39,340,729	2,025,394
03/21/36	7.625%		1,783,939	2,461,836
Total				23,286,669

VENEZUELA 8.5%

Petroleos de Venezuela SA
04/12/17	5.250%		10,647,000	7,373,047
11/02/17	8.500%		17,020,000	13,488,350
02/17/22	12.750%		640,000	560,000
Senior Unsecured
10/28/15	5.000%		8,700,500	6,655,883
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		4,289,500	3,528,114
05/07/23	9.000%		11,050,000	8,287,500
03/31/38	7.000%		800,000	498,000
Total				40,390,894

Total Foreign Government Obligations (Cost: $369,326,645)				$396,928,653

			Shares	Value

Money Market Funds 5.6%

Columbia Short-Term Cash Fund, 0.134%(g)(h)			26,535,659	$26,535,659

Total Money Market Funds (Cost: $26,535,659)				$26,535,659

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.7%

Repurchase Agreements 3.7%

Barclays Capital, Inc. dated 01/31/12, matures 02/01/12, repurchase price $6,756,148(i)
	0.150%	$6,756,120	$6,756,120
Natixis Financial Products, Inc. dated 01/31/12, matures 02/01/12, repurchase price $5,000,015(i)
	0.110%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $1,000,006(i)
	0.200%	$1,000,000	$1,000,000
Societe Generale dated 01/31/12, matures 02/01/12, repurchase price $5,000,033(i)
	0.240%	5,000,000	5,000,000
Total			17,756,120

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $17,756,120)			$17,756,120

Total Investments
(Cost: $465,904,109)(j)			$491,779,399(k)
Other Assets & Liabilities, Net			(14,458,079)

Net Assets			$477,321,320

Investments in Derivatives

Credit Default Swap Contracts Outstanding at January 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	CDX Emerging Markets Index	June 20, 2013	2.650%	$2,000,000	$(14,537)	$(114,074)	$(6,331)	$—	$(134,942)
Total								$—	$(134,942)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Merril Lynch Intl	CDX Emerging Markets Index	June 20, 2013	2.650%	$2,000,000	$14,537	$—	$6,331	$20,868	$—
Total								$20,868	$—

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $217,426,417 or 45.55% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.
(d)	At January 31, 2012, security was partially or fully on loan.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(h)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$43,207,633	$43,047,236	$(59,719,210)	$—	$26,535,659	$12,065	$26,535,659

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.150%)

Security Description	Value
United States Treasury Note/Bond	$6,891,242
Total Market Value of Collateral Securities	6,891,242

Natixis Financial Products, Inc. (0.110%)

Security Description	Value
Fannie Mae Pool	$458,262
Fannie Mae REMICS	1,973,165
Freddie Mac Gold Pool	464,790
Freddie Mac REMICS	1,582,235
Government National Mortgage Association	621,564
Total Market Value of Collateral Securities	$5,100,016

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$253,224
Fannie Mae REMICS	82,337
Federal Farm Credit Bank	20,908
Federal Home Loan Banks	6,476
Federal Home Loan Mortgage Corp	5,532
Federal National Mortgage Association	12,374
Freddie Mac Gold Pool	142,100
Freddie Mac Non Gold Pool	58,505
Freddie Mac REMICS	90,883
Ginnie Mae I Pool	130,411
Ginnie Mae II Pool	140,889
Government National Mortgage Association	36,270
United States Treasury Bill	639
United States Treasury Note/Bond	38,694
United States Treasury Strip Coupon	758
Total Market Value of Collateral Securities	$1,020,000

Societe Generale (0.240%)

Security Description	Value
Fannie Mae Pool	$972,912
Freddie Mac Gold Pool	244,500
Freddie Mac REMICS	510,365
Government National Mortgage Association	3,372,223
Total Market Value of Collateral Securities	$5,100,000

(j)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $465,904,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,384,000
Unrealized Depreciation	(3,509,000)
Net Unrealized Appreciation	$25,875,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$48,204,932	$2,354,035	50,558,967
Foreign Government Obligations	—	392,269,926	4,658,727	396,928,653

Total Bonds	—	440,474,858	7,012,762	447,487,620

Other
Money Market Funds	26,535,659	—	—	26,535,659
Investments of Cash Collateral Received for Securities on Loan	—	17,756,120	—	17,756,120
Total Other	26,535,659	17,756,120	—	44,291,779
Investments in Securities	26,535,659	458,230,978	7,012,762	491,779,399
Derivatives(c)
Assets
Swap Contracts	—	20,868	—	20,868
Liabilities
Swap Contracts	—	(134,942)	—	(134,942)
Total	$26,535,659	$458,116,904	$7,012,762	$491,665,325

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds and Foreign Government Obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds	Foreign
	&	Government
	Notes	Obligations
			Total
Balance as of October 31, 2011	$5,323,255	$5,106,152	$10,429,407
Accrued discounts/premiums	(73)	48,089	48,016
Realized gain (loss)	—	138,027	138,027
Change in unrealized appreciation (depreciation)*	15,553	(209,442)	(193,889)
Sales	—	(424,099)	(424,099)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,984,700)	—	(2,984,700)
Balance as of January 31, 2012	$2,354,035	$4,658,727	$7,012,762

*Change in unrealized appreciation (depreciation) relating to securities held at January 31,2012 was ($193,889), which is comprise of Corporate Bonds & Notes of $15,553 and Foreign Government Obligations of ($209,442).

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Emerging Markets Opportunity Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
BRAZIL 10.2%
Banco Bradesco SA, ADR	165,286	$2,955,314
BM&FBovespa SA	776,800	4,886,122
BRF - Brasil Foods SA	242,600	4,804,235
CETIP SA - Balcao Organizado de Ativos e Derivativos	118,300	1,824,740
Cia de Bebidas das Americas, ADR	144,568	5,260,829
Cia Energetica de Minas Gerais, ADR	22,867	462,828
Cia Hering	129,400	3,110,577
Itaú Unibanco Holding SA, ADR	21,810	435,328
Petroleo Brasileiro SA, ADR	348,955	10,660,575
Tim Participacoes SA, ADR	166,144	4,793,254
Totvs SA	149,000	2,561,790
Vale SA, ADR	99,223	2,510,342
Total		44,265,934
CHILE 2.0%
Banco Santander Chile, ADR	37,060	3,020,390
Cencosud SA	599,844	3,410,911
ENTEL Chile SA	125,406	2,282,206
Total		8,713,507
CHINA 10.3%
AAC Technologies Holdings, Inc.	1,002,000	2,441,740
Agricultural Bank of China Ltd., Class H(a)	11,995,000	5,907,969
Baidu, Inc., ADR(b)	27,850	3,551,432
China Construction Bank Corp., Class H	6,306,080	5,033,279
Dongfeng Motor Group Co., Ltd., Class H(a)	2,970,000	5,549,767
ENN Energy Holdings Ltd.	838,000	2,545,874
Golden Eagle Retail Group Ltd.(a)	1,598,000	3,659,584
New Oriental Education & Technology Group, ADR(b)	134,318	3,199,455
PetroChina Co., Ltd., Class H	5,416,000	7,887,834
Ping An Insurance Group Co., Class H	636,500	5,033,676
Total		44,810,610
COLOMBIA 0.2%
BanColombia SA, ADR	12,039	746,538
CZECH REPUBLIC 1.2%
Komercni Banka AS	13,392	2,558,862
Telefonica Czech Republic AS	141,156	2,814,516
Total		5,373,378
HONG KONG 5.5%
Belle International Holdings Ltd.	2,867,000	4,649,069

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
China Mobile Ltd.	489,000	$4,997,484
China Mobile Ltd., ADR	26,516	1,354,437
China Unicom Hong Kong Ltd.(a)	3,474,000	6,393,980
China Unicom Hong Kong Ltd., ADR	91,123	1,683,042
CNOOC Ltd.	2,385,000	4,858,725
Total		23,936,737
INDIA 6.6%
ICICI Bank Ltd.	335,212	6,090,382
Infosys Ltd.	101,552	5,586,352
Infosys Ltd., ADR	35,614	1,958,414
ITC Ltd.	752,063	3,098,376
Jain Irrigation Systems Ltd., DVR(b)	26,411	19,550
Larsen & Toubro Ltd.	63,594	1,682,201
Maruti Suzuki India Ltd.	181,237	4,344,857
Reliance Industries Ltd.	124,172	2,047,216
State Bank of India	91,642	3,811,024
Total		28,638,372
INDONESIA 2.8%
PT Astra International Tbk	333,500	2,920,241
PT Bank Mandiri Tbk	4,607,345	3,425,489
PT Bank Rakyat Indonesia Persero Tbk	4,304,000	3,269,311
PT Semen Gresik Persero Tbk	2,119,000	2,660,152
Total		12,275,193
ISRAEL 0.2%
Teva Pharmaceutical Industries Ltd., ADR	23,688	1,069,039
JERSEY 1.2%
Polymetal International PLC(b)	285,644	5,117,842
MALAYSIA 2.8%
Genting Bhd	1,852,000	6,760,997
Telekom Malaysia Bhd	3,517,400	5,549,887
Total		12,310,884
MEXICO 4.7%
America Movil SAB de CV, Series L	2,528,900	2,945,252
Fomento Economico Mexicano SAB de CV, ADR	96,377	6,796,506
Grupo Financiero Banorte SAB de CV, Class O	651,000	2,597,187
Grupo Televisa SAB	294,300	1,163,282

Issuer	Shares	Value

Common Stocks (continued)
MEXICO (CONTINUED)
Wal-Mart de Mexico SAB de CV, Class V	2,278,700	$7,036,748
Total		20,538,975
PERU 1.6%
Cia de Minas Buenaventura SA, ADR	109,854	4,712,737
Credicorp Ltd.	18,165	2,064,634
Total		6,777,371
PHILIPPINES 0.9%
Ayala Corp.	490,672	4,013,962
RUSSIAN FEDERATION 4.2%
Gazprom OAO	330,583	2,002,491
Gazprom OAO, ADR	94,147	1,135,413
Lukoil OAO, ADR	12,814	747,953
Magnit OJSC, GDR(b)(c)	247,694	6,363,259
Mobile Telesystems OJSC, ADR	204,518	3,427,722
Rosneft Oil Co.	619,314	4,564,344
Total		18,241,182
SINGAPORE 0.9%
Keppel Corp., Ltd.	434,000	3,735,203
SOUTH AFRICA 8.8%
AngloGold Ashanti Ltd., ADR	60,662	2,778,319
FirstRand Ltd.	1,003,190	2,892,424
Harmony Gold Mining Co., Ltd., ADR	417,596	5,036,208
Kumba Iron Ore Ltd.(a)	46,276	3,172,892
Life Healthcare Group Holdings Ltd.	2,183,505	5,918,644
Naspers Ltd., Class N	94,831	4,750,340
Sasol Ltd.	154,070	7,860,011
Shoprite Holdings Ltd.	356,438	5,925,518
Total		38,334,356
SOUTH KOREA 14.5%
Hana Financial Group, Inc.	82,791	2,834,692
Hyundai Department Store Co., Ltd.(b)	36,978	6,020,173
Hyundai Heavy Industries Co., Ltd.	10,852	3,004,458
Hyundai Mobis(b)	25,782	6,355,979
Hyundai Motor Co.	32,024	6,290,702
Hyundai Steel Co.(b)	38,212	3,680,450
LG Chem Ltd.	14,283	4,741,686
Samsung Electronics Co., Ltd.	20,237	19,927,050
Samsung Engineering Co., Ltd.	28,516	5,431,093

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
Shinhan Financial Group Co., Ltd.(b)	121,341	$4,827,196
Total		63,113,479
TAIWAN 9.8%
Advanced Semiconductor Engineering, Inc.	5,172,000	5,438,676
Chinatrust Financial Holding Co., Ltd.	7,613,407	4,914,832
Formosa Plastics Corp.	1,589,000	4,629,856
Hon Hai Precision Industry Co., Ltd.	1,875,915	6,049,767
HTC Corp.	119,700	1,968,372
MediaTek, Inc.	123,000	1,175,104
President Chain Store Corp.	579,000	3,115,975
Taiwan Semiconductor Manufacturing Co., Ltd.	3,385,858	8,982,234
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	463,810	6,530,445
Total		42,805,261
THAILAND 3.7%
Bangkok Bank PCL, NVDR	842,375	4,170,099
Banpu PCL, Foreign Registered Shares	158,750	3,019,587
PTT Global Chemical PCL(b)	784,356	1,686,651
PTT PCL, Foreign Registered Shares	174,400	1,911,988
Siam Commercial Bank PCL, Foreign Registered Shares	1,148,600	4,479,697
Total Access Communication PCL, NVDR	339,300	733,956
Total		16,001,978
TURKEY 3.0%
Tav Havalimanlari Holding As(b)	505,674	2,276,721
Tupras Turkiye Petrol Rafine	158,890	3,621,603
Turkiye Garanti Bankasi AS	1,336,226	4,827,966
Turkiye Halk Bankasi AS	375,282	2,471,114
Total		13,197,404
Total Common Stocks (Cost: $385,157,379)		$414,017,205

Preferred Stocks 3.9%
BRAZIL 3.6%
Cia Energetica Minas Gerais	175,200	$3,546,717
Cia de Bebidas das Americas	27,600	1,010,989
Itaú Unibanco Holding SA	310,300	6,237,257
Petroleo Brasileiro SA	358,800	5,045,625
Total		15,840,588

Issuer	Shares	Value

Preferred Stocks (continued)
RUSSIAN FEDERATION 0.3%
Mechel	164,833	$1,262,713
Total Preferred Stocks (Cost: $17,472,950)		$17,103,301

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.2%
Repurchase Agreements 3.2%

Barclays Capital, Inc.
dated 01/31/12, matures 02/01/12,
repurchase price $3,928,500(d)
	0.150%	3,928,484	$3,928,484

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Citibank NA
dated 01/31/12, matures 02/01/12,
repurchase price $2,000,012 (d)
	0.220%	$2,000,000	$2,000,000
Pershing LLC
dated 01/31/12, matures 02/01/12,
repurchase price $8,000,045(d)
	0.200%	8,000,000	8,000,000
Total			13,928,484

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $13,928,484)			$13,928,484

Total Investments(e)
(Cost: $416,558,813)(f)			$445,048,990 (g)
Other Assets & Liabilities, Net			(9,745,092)
Net Assets			$435,303,898

Notes to Portfolio of Investments

(a)	At January 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $6,363,259 or 1.46% of net assets.

(d)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.150%)

Security Description	Value
United States Treasury Note/Bond	$4,007,054
Total Market Value of Collateral Securities	$4,007,054

Citibank NA (0.220%)

Security Description	Value
Fannie Mae REMICS	$1,099,023
Fannie Mae-Aces	236,680
Freddie Mac REMICS	206,440
Government National Mortgage Association	497,857
Total Market Value of Collateral Securities	$2,040,000

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$2,025,790
Fannie Mae REMICS	658,693
Federal Farm Credit Bank	167,262
Federal Home Loan Banks	51,807
Federal Home Loan Mortgage Corp	44,259
Federal National Mortgage Association	98,991
Freddie Mac Gold Pool	1,136,799
Freddie Mac Non Gold Pool	468,037
Freddie Mac REMICS	727,064
Ginnie Mae I Pool	1,043,286
Ginnie Mae II Pool	1,127,114
Government National Mortgage Association	290,162
United States Treasury Bill	5,119
United States Treasury Note/Bond	309,551
United States Treasury Strip Coupon	6,066
Total Market Value of Collateral Securities	$8,160,000

(e)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$6,910,442	$40,680,474	$(47,590,916)	$—	$—	$1,889	$—

(f)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $416,559,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$ 49,852,000
Unrealized Depreciation	(21,362,000)
Net Unrealized Appreciation	$ 28,490,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
DVR	Differential Voting Rights
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated October 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$7,473,314	$51,301,710	$—	$58,775,024
Consumer Staples	23,898,319	21,914,040	—	45,812,359
Energy	12,543,941	37,773,800	—	50,317,741
Financials	18,530,252	70,561,973	—	89,092,225
Health Care	1,069,039	5,918,644	—	6,987,683
Industrials	—	16,149,226	—	16,149,226
Information Technology	14,602,081	51,569,295	—	66,171,376

Materials	15,037,606	25,689,528	—	40,727,134
Telecommunication Services	14,203,707	22,772,029	—	36,975,736
Utilities	462,827	2,545,874	—	3,008,701
Preferred Stocks
Consumer Staples	1,010,989	—	—	1,010,989
Energy	5,045,625	—	—	5,045,625
Financials	6,237,257	—	—	6,237,257
Materials	—	1,262,713	—	1,262,713
Utilities	3,546,717	—	—	3,546,717
Total Equity Securities	123,661,674	307,458,832	—	431,120,506

Other
Investments of Cash Collateral Received for Securities on Loan	—	13,928,484	—	13,928,484
Total Other	—	13,928,484	—	13,928,484
Total	$123,661,674	$321,387,316	$—	$445,048,990

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia European Equity Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
DENMARK 2.0%
Novo Nordisk A/S, Class B	63,820	$7,546,085
FINLAND 1.6%
KONE OYJ, Class B	110,683	6,025,696
FRANCE 9.9%
Air Liquide SA	45,445	5,719,732
BNP Paribas SA	143,775	6,087,659
Edenred	213,384	5,180,409
Eutelsat Communications SA	120,498	4,472,393
Publicis Groupe SA	124,418	6,259,169
Safran SA	107,001	3,333,909
Schneider Electric SA	103,408	6,422,277
Total		37,475,548
GERMANY 15.9%
Allianz SE, Registered Shares	74,778	8,222,189
BASF SE	92,371	7,102,143
Bayerische Motoren Werke AG	79,956	6,838,906
Brenntag AG	40,274	4,211,270
Deutsche Bank AG, Registered Shares	72,766	3,082,454
Fresenius Medical Care AG & Co. KGaA	130,197	9,290,091
Kabel Deutschland Holding AG(a)	125,722	6,555,001
Linde AG	41,085	6,518,810
SAP AG	132,948	8,032,560
Total		59,853,424
ITALY 2.1%
Saipem SpA	84,364	3,948,405
UniCredit SpA	777,362	3,853,779
Total		7,802,184
JERSEY 3.1%
Experian PLC	435,206	5,894,433
Shire PLC	169,152	5,613,540
Total		11,507,973
NETHERLANDS 5.5%
ASML Holding NV	107,600	4,621,400
European Aeronautic Defence and Space Co. NV	154,530	5,190,773
ING Groep NV-CVA(a)	1,204,045	10,958,506
Total		20,770,679

Issuer	Shares	Value

Common Stocks (continued)
PORTUGAL 1.0%
Galp Energia SGPS SA	236,478	$3,815,523
SPAIN 5.3%
Amadeus IT Holding SA, Class A(b)	223,633	3,832,052
Banco Bilbao Vizcaya Argentaria SA	686,619	5,994,131
Inditex SA	39,227	3,422,434
Repsol YPF SA	252,203	6,927,775
Total		20,176,392
SWEDEN 4.4%
Atlas Copco AB, Class A	282,824	6,722,917
Getinge AB, Series CPO	124,408	3,374,241
Swedish Match AB	191,959	6,685,055
Total		16,782,213
SWITZERLAND 12.0%
Nestlé SA, Registered Shares	280,846	16,094,108
Novartis AG, Registered Shares	152,054	8,226,278
SGS SA	2,156	3,869,323
Sika AG	1,506	3,108,528
Swatch Group AG (The), Registered Shares	86,385	6,334,587
UBS AG, Registered Shares(a)	275,554	3,750,887
Xstrata PLC	223,659	3,786,990
Total		45,170,701
UNITED KINGDOM 33.5%
Aggreko PLC(a)	162,389	5,360,952
ARM Holdings PLC	485,362	4,661,662
Barclays PLC	900,685	3,016,722
BG Group PLC	609,694	13,690,777
British American Tobacco PLC	114,958	5,284,172
Burberry Group PLC	118,658	2,509,290
Diageo PLC	417,097	9,214,810
GlaxoSmithKline PLC	472,946	10,508,288
Hargreaves Lansdown PLC	54,674	355,649
IMI PLC	281,915	3,791,604
Legal & General Group PLC	1,924,112	3,498,948
Persimmon PLC	519,825	4,312,776
Prudential PLC	380,339	4,198,366
Rio Tinto PLC	123,541	7,407,422
Royal Dutch Shell PLC, Class B	295,445	10,747,509
Standard Chartered PLC	373,773	9,035,134
Tullow Oil PLC	304,979	6,680,147
Unilever PLC	222,320	7,167,793
Vodafone Group PLC	3,318,333	8,931,186

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Weir Group PLC (The)	189,389	$5,834,489
Total		126,207,696

Total Common Stocks (Cost: $354,400,930)		$363,134,114

Preferred Stocks 3.4%
GERMANY 3.4%
Henkel AG & Co. KGaA	70,194	$4,329,183
Hugo Boss AG	33,386	2,976,147
Volkswagen AG	30,745	5,443,234
Total		12,748,564
Total Preferred Stocks (Cost: $12,775,598)		$12,748,564

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.5%
Repurchase Agreements 0.5%
Societe Generale dated 01/31/12, matures 02/01/12, repurchase price $1,995,924(c)
	0.150%	$1,995,916	$1,995,916
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,995,916)			$1,995,916
Total Investments(d)
(Cost: $369,172,444)(e)			$377,878,594(f)
Other Assets & Liabilities, Net			(835,228)
Net Assets			$377,043,366

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At January 31, 2012, security was partially or fully on loan.
(c)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Societe Generale (0.150%)

Security Description	Value
United States Treasury Note/Bond	$2,035,834
Total Market Value of Collateral Securities	$2,035,834

(d)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,138,122	$28,756,001	$(40,894,123)	$—	$—	$1,889	$—

(e)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $369,172,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,880,000
Unrealized Depreciation	(5,173,000)
Net Unrealized Appreciation	$8,707,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated October 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$—	$40,704,556	$—	$40,704,556
Consumer Staples	—	44,445,938	—	44,445,938
Energy	—	45,810,136	—	45,810,136
Financials	—	62,054,423	—	62,054,423
Health Care	—	44,558,523	—	44,558,523
Industrials	—	61,838,054	—	61,838,054
Information Technology	—	21,147,674	—	21,147,674
Materials	—	33,643,624	—	33,643,624
Telecommunication Services	—	8,931,186	—	8,931,186
Preferred Stocks
Consumer Discretionary	—	8,419,381	—	8,419,381
Consumer Staples	—	4,329,183	—	4,329,183
Total Equity Securities	—	375,882,678	—	375,882,678

Other
Investments of Cash Collateral Received for Securities on Loan	—	1,995,916	—	1,995,916
Total Other	—	1,995,916	—	1,995,916
Total	$—	$377,878,594	$—	$377,878,594

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Frontier Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.4%
CONSUMER DISCRETIONARY 14.9%
Auto Components 1.1%

Amerigon, Inc.(a)	27,471	$421,680
Cooper Tire & Rubber Co.	29,821	449,104
Total		870,784
Automobiles 0.2%

Tesla Motors, Inc.(a)(b)	4,859	141,251
Diversified Consumer Services 1.8%

Bridgepoint Education, Inc.(a)(b)	36,375	894,461
Sotheby’s	15,015	503,453
Total		1,397,914
Hotels, Restaurants & Leisure 5.5%
Buffalo Wild Wings, Inc.(a)	8,239	548,388
Caribou Coffee Co., Inc.(a)	58,982	1,000,335
China Lodging Group Ltd., ADR(a)(b)	29,187	439,264
Famous Dave’s Of America, Inc.(a)	30,943	320,569
Jamba, Inc.(a)	305,854	477,132
Pinnacle Entertainment, Inc.(a)	39,597	384,091
Scientific Games Corp., Class A(a)	28,066	314,059
Shuffle Master, Inc.(a)	58,534	749,235
Total		4,233,073
Household Durables 0.4%
KB Home(b)	31,950	288,189
Leisure Equipment & Products 1.5%
Brunswick Corp.	47,589	1,015,549
Leapfrog Enterprises, Inc.(a)	19,113	110,664
Total		1,126,213
Media 1.5%
Lions Gate Entertainment Corp.(a)(b)	78,117	787,420
Rentrak Corp.(a)	20,102	343,945
Total		1,131,365
Specialty Retail 1.1%
Ascena Retail Group, Inc.(a)	8,752	309,558
Genesco, Inc.(a)	9,047	552,501
Total		862,059
Textiles, Apparel & Luxury Goods 1.8%
Maidenform Brands, Inc.(a)	19,211	384,220
Vera Bradley, Inc.(a)(b)	28,461	1,019,473
Total		1,403,693
TOTAL CONSUMER DISCRETIONARY		11,454,541

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 5.2%
Food & Staples Retailing 3.1%
Andersons, Inc. (The)	26,961	$1,093,269
Chefs’ Warehouse Holdings, Inc. (The)(a)(b)	27,122	573,088
Fresh Market, Inc. (The)(a)(b)	9,324	401,491
United Natural Foods, Inc.(a)	7,120	313,636
Total		2,381,484
Food Products 2.1%
Cal-Maine Foods, Inc.	9,566	363,125
Darling International, Inc.(a)	32,783	500,924
Hain Celestial Group, Inc. (The)(a)	19,343	746,447
Total		1,610,496
TOTAL CONSUMER STAPLES		3,991,980
ENERGY 6.3%
Energy Equipment & Services 2.2%
Cal Dive International, Inc.(a)	79,156	238,260
Complete Production Services, Inc.(a)	9,769	329,215
Ocean Rig UDW, Inc.(a)	1,704	26,003
Patterson-UTI Energy, Inc.	35,867	676,810
Tetra Technologies, Inc.(a)	39,503	368,958
Total		1,639,246
Oil, Gas & Consumable Fuels 4.1%
Clean Energy Fuels Corp.(a)(b)	116,617	1,744,590
CVR Energy, Inc.(a)	11,473	286,137
Rosetta Resources, Inc.(a)	7,248	347,832
Solazyme, Inc.(a)(b)	65,891	765,653
Total		3,144,212
TOTAL ENERGY		4,783,458
FINANCIALS 3.6%
Commercial Banks 2.0%
CapitalSource, Inc.	133,523	922,644
PrivateBancorp, Inc.	40,540	573,236
Total		1,495,880
Consumer Finance 0.5%
Green Dot Corp., Class A(a)(b)	13,996	397,206
Real Estate Investment Trusts (REITs) 1.1%
FelCor Lodging Trust, Inc.(a)	56,414	214,937
Home Properties, Inc.	6,500	387,270

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.(b)	6,239	$259,730
Total		861,937
TOTAL FINANCIALS		2,755,023
HEALTH CARE 16.7%
Biotechnology 5.4%
Alkermes PLC(a)	44,139	830,255
Amarin Corp. PLC, ADR(a)(b)	82,805	675,689
Cepheid, Inc.(a)	15,400	678,524
Cubist Pharmaceuticals, Inc.(a)	7,647	312,150
Halozyme Therapeutics, Inc.(a)	124,061	1,310,084
Rigel Pharmaceuticals, Inc.(a)	36,669	358,256
Total		4,164,958
Health Care Equipment & Supplies 5.3%
Antares Pharma, Inc.(a)(b)	237,887	608,991
Endologix, Inc.(a)	12,044	156,331
OraSure Technologies, Inc.(a)	20,284	225,761
Quidel Corp.(a)(b)	67,855	970,326
Tornier NV(a)	41,278	870,966
Uroplasty, Inc.(a)	125,170	426,830
Zoll Medical Corp.(a)	11,684	801,289
Total		4,060,494
Health Care Providers & Services 3.3%
Catalyst Health Solutions, Inc.(a)	18,424	1,008,898
HMS Holdings Corp.(a)	28,314	934,645
WellCare Health Plans, Inc.(a)	10,101	603,636
Total		2,547,179
Life Sciences Tools & Services 0.9%
Techne Corp.	10,268	700,791
Pharmaceuticals 1.8%
Akorn, Inc.(a)	21,008	240,752
Auxilium Pharmaceuticals, Inc.(a)	26,866	533,827
Jazz Pharmaceuticals PLC(a)	2,525	117,413
Questcor Pharmaceuticals, Inc.(a)	12,893	456,799
Total		1,348,791
TOTAL HEALTH CARE		12,822,213
INDUSTRIALS 11.6%
Aerospace & Defense 0.7%
HEICO Corp.(b)	5,287	293,957
Hexcel Corp.(a)(b)	11,083	277,851
Total		571,808

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 1.0%
U.S. Airways Group, Inc.(a)(b)	90,758	$765,997
Commercial Services & Supplies 1.4%
Clean Harbors, Inc.(a)	7,565	479,999
Steelcase, Inc., Class A(b)	67,409	587,133
Total		1,067,132
Construction & Engineering 1.1%
Granite Construction, Inc.(b)	10,458	278,497
MYR Group, Inc.(a)	28,926	577,941
Total		856,438
Electrical Equipment 0.4%
Acuity Brands, Inc.	5,772	336,104
Machinery 4.2%
Chart Industries, Inc.(a)	13,360	744,954
China Valves Technology, Inc.(a)(b)	62,461	174,891
Manitowoc Co., Inc.(The)	28,798	387,045
Terex Corp.(a)	20,976	415,325
Wabash National Corp.(a)(b)	82,198	729,096
Woodward, Inc.	17,775	746,194
Total		3,197,505
Marine 0.7%
DryShips, Inc.(a)	234,602	520,816
Professional Services 1.0%
Acacia Research/Technologies(a)	12,873	529,853
Navigant Consulting, Inc.(a)	19,003	243,428
Total		773,281
Road & Rail 1.1%

Knight Transportation, Inc.	25,459	448,333
Quality Distribution, Inc.(a)	30,981	380,447
Total		828,780
TOTAL INDUSTRIALS		8,917,861
INFORMATION TECHNOLOGY 33.0%
Communications Equipment 8.8%
Aruba Networks, Inc.(a)(b)	25,362	562,529
Ciena Corp.(a)(b)	137,856	2,005,805
Emulex Corp.(a)	48,710	508,532
Finisar Corp.(a)	88,347	1,789,910
InterDigital, Inc.(b)	5,809	216,792
JDS Uniphase Corp.(a)	46,162	585,796

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
Oclaro, Inc.(a)(b)	52,898	$218,998
ORBCOMM, Inc.(a)	258,786	892,812
Total		6,781,174
Computers & Peripherals 6.1%
Cray, Inc.(a)	114,473	853,969
OCZ Technology Group, Inc.(a)	10,000	84,300
QLogic Corp.(a)	33,905	587,235
Silicon Graphis International Corp.(a)(b)	125,419	1,710,715
Stratasys, Inc.(a)	20,482	752,713
Synaptics, Inc.(a)(b)	18,527	709,769
Total		4,698,701
Electronic Equipment, Instruments & Components 1.4%
Coherent, Inc.(a)	2,533	141,544
Fabrinet(a)(b)	45,479	749,039
Universal Display Corp.(a)(b)	3,424	144,185
Total		1,034,768
Internet Software & Services 2.0%
LogMeIn, Inc.(a)	11,791	469,636
Open Text Corp.(a)	6,845	346,973
OpenTable, Inc.(a)(b)	14,742	710,122
Total		1,526,731
IT Services 2.2%
Jack Henry & Associates, Inc.(b)	12,255	419,121
Sapient Corp.	96,870	1,249,623
Total		1,668,744
Semiconductors & Semiconductor Equipment 9.1%
Cavium, Inc.(a)	36,230	1,164,432
Cirrus Logic, Inc.(a)	17,510	357,729
Entropic Communications, Inc.(a)(b)	70,214	410,050
Evergreen Solar, Inc.(a)(c)	1	—
Mellanox Technologies Ltd.(a)	30,185	1,106,884
MIPS Technologies, Inc.(a)	33,588	197,162
Omnivision Technologies, Inc.(a)	24,437	325,256
ON Semiconductor Corp.(a)	91,935	799,835
PMC - Sierra, Inc.(a)	206,191	1,340,241
Semtech Corp.(a)	11,952	340,632
TriQuint Semiconductor, Inc.(a)	160,788	963,120
Total		7,005,341
Software 3.4%
CommVault Systems, Inc.(a)	10,366	487,202
Concur Technologies, Inc.(a)(b)	5,920	309,912
Mitek Systems, Inc.(a)	42,500	372,300

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
NetSuite, Inc.(a)	4,389	$183,811
Quest Software, Inc.(a)	42,538	865,648
SolarWinds, Inc.(a)	7,607	240,457
TiVo, Inc.(a)	15,528	161,181
Total		2,620,511
TOTAL INFORMATION TECHNOLOGY		25,335,970
MATERIALS 3.4%
Chemicals 0.8%
Intrepid Potash, Inc.(a)	15,630	373,401
Zoltek Companies, Inc.(a)(b)	31,027	269,625
Total		643,026
Construction Materials 0.9%
Martin Marietta Materials, Inc.(b)	8,545	705,048
Metals & Mining 1.7%
Horsehead Holding Corp.(a)	23,579	256,539
RTI International Metals, Inc.(a)	6,876	173,069
Steel Dynamics, Inc.	52,744	841,267
Total		1,270,875
TOTAL MATERIALS		2,618,949
UTILITIES 0.7%
Water Utilities 0.7%
American Water Works Co., Inc.	15,088	508,918
TOTAL UTILITIES		508,918
Total Common Stocks (Cost: $68,214,217)		$73,188,913

Limited Partnerships 0.8%
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Capital Product Partners LP Unit(d)	47,478	372,702
TOTAL ENERGY		372,702
FINANCIALS 0.3%
Capital Markets 0.3%
Fortress Investment Group LLC, Class A(a)(d)	82,571	284,870

Limited Partnerships (continued)
TOTAL FINANCIALS			284,870

Total Limited Partnerships (Cost: $823,363)			$657,572

		Shares	Value

Money Market Funds 4.2%
Columbia Short-Term Cash Fund, 0.134%(e)(f)		3,195,129	$3,195,129

Total Money Market Funds (Cost: $3,195,129)			$3,195,129

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.7%
Repurchase Agreements 19.7%
Nomura Securities dated 01/31/12, matures 02/01/12, repurchase price $5,000,036(g)
	0.260%	5,000,000	$5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $1,000,006(g)
	0.200%	$1,000,000	$1,000,000
Societe Generale dated 01/31/12, matures 02/01/12, repurchase price $9,102,220(g)
	0.220%	9,102,165	9,102,165
Total			15,102,165

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $15,102,165)			$15,102,165

Total Investments
(Cost: $87,334,874)(h)			$92,143,779(i)
Other Assets & Liabilities, Net			(15,436,372)
Net Assets			$76,707,407

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At January 31, 2012, security was partially or fully on loan.
(c)	Negligible market value.
(d)	At January 31, 2012, there was no capital committed to the LLC or LP for future investment.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(f)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$2,718,112	$5,991,884	$(5,514,867)	$—	$3,195,129	$704	$3,195,129

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.260%)

Security Description	Value
Ginnie Mae I Pool	$7,889
Ginnie Mae II Pool	5,092,111
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$253,224
Fannie Mae REMICS	82,337
Federal Farm Credit Bank	20,908
Federal Home Loan Banks	6,476
Federal Home Loan Mortgage Corp	5,532
Federal National Mortgage Association	12,374
Freddie Mac Gold Pool	142,100
Freddie Mac Non Gold Pool	58,505
Freddie Mac REMICS	90,883
Ginnie Mae I Pool	130,411
Ginnie Mae II Pool	140,889
Government National Mortgage Association	36,270
United States Treasury Bill	639
United States Treasury Note/Bond	38,694
United States Treasury Strip Coupon	758
Total Market Value of Collateral Securities	$1,020,000

Societe Generale (0.220%)

Security Description	Value
United States Treasury Note/Bond	$6,557,318
United States Treasury Strip Coupon	2,031,162
United States Treasury Strip Principal	695,728
Total Market Value of Collateral Securities	$9,284,208

(h)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $87,335,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,423,000
Unrealized Depreciation	(4,614,000)
Net Unrealized Appreciation	$4,809,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$11,454,541	$—	$—	$11,454,541
Consumer Staples	3,991,980	—	—	3,991,980
Energy	4,783,458	—	—	4,783,458
Financials	2,755,023	—	—	2,755,023
Health Care	12,822,213	—	—	12,822,213
Industrials	8,917,861	—	—	8,917,861
Information Technology	25,335,970	—	—	25,335,970
Materials	2,618,949	—	—	2,618,949
Utilities	508,918	—	—	508,918
Total Equity Securities	73,188,913	—	—	73,188,913

Other
Limited Partnerships	657,572	—	—	657,572
Money Market Funds	3,195,129	—	—	3,195,129
Investments of Cash Collateral Received for Securities on Loan	—	15,102,165	—	15,102,165
Total Other	3,852,701	15,102,165	—	18,954,866
Total	$77,041,614	$15,102,165	$—	$92,143,779

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Global Bond Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) 30.2%
AUSTRALIA 0.8%
FMG Resources August 2006 Proprietary Ltd.(b)
11/01/15	7.000%	$161,000		$165,830
Senior Notes
11/01/19	8.250%	93,000		99,510
Telstra Corp., Ltd. Senior Unsecured
04/01/12	6.375%	500,000		504,759
Westpac Banking Corp. Senior Unsecured
09/24/12	7.250%	AUD	300,000	323,699
Woodside Finance Ltd.(b)
05/10/21	4.600%	1,105,000		1,142,531
Total				2,236,329
BERMUDA 0.1%
Bacardi Ltd.(b)
04/01/14	7.450%	245,000		275,491
CANADA 3.2%
Atlantic Power Corp.(b)
11/15/18	9.000%	105,000		107,974
Bank of Montreal(b)(c)
10/31/14	1.300%	830,000		839,106
Bank of Nova Scotia(b)
01/30/17	1.950%	4,500,000		4,573,688
Cascades, Inc.
12/15/17	7.750%	140,000		144,550
Novelis, Inc.
12/15/20	8.750%	50,000		55,875
Petro-Canada Senior Unsecured
05/15/18	6.050%	215,000		258,825
Royal Bank of Canada Senior Unsecured
01/18/13	3.250%	EUR	480,000	640,459
Thomson Reuters Corp.
07/15/18	6.500%	200,000		245,893
Toronto-Dominion Bank (The)
Senior Unsecured
05/14/15	5.375%	EUR	350,000	507,765
Toronto-Dominion Bank (The)(b)(c)
09/14/16	1.625%	1,878,000		1,887,497
Total				9,261,632
FRANCE 0.7%
Cie de Financement Foncier(b)
09/16/15	2.500%	1,400,000		1,370,094

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) (continued)
FRANCE (CONTINUED)
France Telecom SA Senior Unsecured
02/21/17	4.750%	EUR	205,000	$297,137
Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	215,000	298,831
Total				1,966,062
GERMANY 0.3%
E.ON International Finance BV
05/29/12	6.375%	GBP	265,000	423,816
10/02/17	5.500%	EUR	275,000	419,844
Total				843,660
IRELAND —%
Ardagh Packaging Finance PLC Senior Secured(b)
10/15/17	7.375%		$129,000	134,805
ITALY —%
Wind Acquisition Finance SA(b)
Secured
07/15/17	11.750%	1,000		990
Senior Secured
02/15/18	7.250%	17,000		16,533
Total				17,523
JAPAN 0.1%
Bayer Holding Ltd.
06/28/12	1.955%	JPY	20,000,000	263,306
LUXEMBOURG 0.4%
ArcelorMittal Senior Unsecured(c)
03/01/21	5.500%	740,000		723,241
Calcipar SA Senior Secured(b)
05/01/18	6.875%	175,000		169,750
Intelsat Jackson Holdings SA
10/15/20	7.250%	130,000		135,688
Total				1,028,679
NETHERLANDS 1.0%
Allianz Finance II BV
11/23/16	4.000%	EUR	400,000	565,278
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
07/03/14	6.750%	AUD	300,000	329,345
Deutsche Telekom International Finance BV

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) (continued)
NETHERLANDS (CONTINUED)
09/26/12	7.125%	GBP	405,000	$659,177
01/19/15	4.000%	EUR	275,000	379,865
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	505,000	686,889
LyondellBasell Industries NV(b)
11/15/21	6.000%		$277,000	301,237
NXP BV/Funding LLC Senior Secured(b)
08/01/18	9.750%	26,000		28,795
Total				2,950,586
NEW ZEALAND 0.4%
ANZ National International Ltd. Senior Unsecured(b)
08/10/15	3.125%	1,270,000		1,279,986
SPAIN 0.7%
Santander U.S. Debt SAU Bank Guaranteed(b)(c)
10/07/15	3.781%	200,000		186,316
Telefonica Emisiones SAU
01/15/15	4.949%	1,300,000		1,343,195
02/02/16	4.375%	EUR	300,000	396,345
Total				1,925,856
SUPRA-NATIONAL 0.2%
Council of Europe Development Bank
09/16/14	5.750%	AUD	425,000	455,467
UNITED KINGDOM 0.6%
CEVA Group PLC Senior Secured(b)
12/01/17	8.375%	75,000		72,844
Ineos Finance PLC Senior Secured(b)
05/15/15	9.000%	217,000		226,222
MetLife of Connecticut(d)
05/24/12	0.536%	JPY	100,000,000	1,298,872
Total				1,597,938
UNITED STATES 21.7%
ADS Tactical, Inc. Senior Secured(b)(c)
04/01/18	11.000%	150,000		154,500
AES Corp. (The) Senior Unsecured(b)
07/01/21	7.375%	68,000		75,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
AMC Networks, Inc.(b)
07/15/21	7.750%	$60,000	$65,925
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	39,000	41,633
ARAMARK Holdings Corp. Senior Unsecured PIK(b)
05/01/16	8.625%	53,000	54,458
Ally Financial, Inc.
03/15/20	8.000%	95,000	104,500
09/15/20	7.500%	105,000	112,613
Alpha Natural Resources, Inc.(c)
06/01/19	6.000%	134,000	132,660
Amkor Technology, Inc. Senior Unsecured(c)
06/01/21	6.625%	164,000	166,460
Antero Resources Finance Corp.
12/01/17	9.375%	5,000	5,488
Antero Resources Finance Corp.(b)
08/01/19	7.250%	10,000	10,400
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	135,000	150,077
Arch Coal, Inc.(b)
06/15/21	7.250%	49,000	49,123
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	182,000	188,370
AutoNation, Inc.(e)
02/01/20	5.500%	19,000	19,143
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	97,000	105,730
Ball Corp.
09/01/19	7.375%	35,000	39,025
09/15/20	6.750%	94,000	104,105
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	1,000,000	978,585
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	1,300,000	1,250,008
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	159,000	166,950
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	146,000	156,950
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(b)
05/01/17	7.750%	150,000	162,937

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
CCO Holdings LLC/Capital Corp. Senior Unsecured(c)
01/31/22	6.625%		$41,000	$42,640
CF Industries, Inc.
05/01/20	7.125%		56,000	67,200
CHS/Community Health Systems, Inc.(c)
07/15/15	8.875%		25,000	26,000
CIT Group, Inc. Secured(b)(c)
04/01/18	6.625%		115,000	123,050
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%		320,000	354,401
CNH Capital LLC(b)
11/01/16	6.250%		109,000	116,630
CSC Holdings LLC Senior Unsecured(b)
11/15/21	6.750%		89,000	95,675
Cardtronics, Inc.
09/01/18	8.250%		190,000	208,050
Carrizo Oil & Gas, Inc.(b)
10/15/18	8.625%		101,000	101,505
Case New Holland, Inc.
12/01/17	7.875%		115,000	132,537
Celanese U.S. Holdings LLC
06/15/21	5.875%		55,000	59,125
Chesapeake Energy Corp.
08/15/20	6.625%		142,000	144,840
Chesapeake Midstream Partners LP/CHKM Finance Corp.(b)
07/15/22	6.125%		32,000	32,560
Chester Downs & Marina LLC Senior Secured(b)(e)
02/01/20	9.250%		55,000	56,238
Chrysler Group LLC/Co-Issuer, Inc. Senior Secured(b)(c)
06/15/21	8.250%		27,000	25,650
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	595,000	790,633
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%		55,000	58,300
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%		750,000	1,010,205
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%		1,920,000	2,208,378

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Columbus McKinnon Corp.
02/01/19	7.875%	$55,000	$56,650
Comcast Corp.
08/15/37	6.950%	370,000	479,813
CommScope, Inc.(b)(c)
01/15/19	8.250%	22,000	22,880
Concho Resources, Inc.
01/15/21	7.000%	109,000	119,900
Consol Energy, Inc.
04/01/20	8.250%	149,000	161,479
Consol Energy, Inc.(b)
03/01/21	6.375%	200,000	197,500
Continental Resources, Inc.
10/01/20	7.375%	10,000	11,025
04/01/21	7.125%	29,000	31,900
Cott Beverages, Inc.
09/01/18	8.125%	34,000	37,145
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	137,000	145,220
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	100,000	108,750
DISH DBS Corp.
02/01/16	7.125%	120,000	131,700
06/01/21	6.750%	27,000	29,430
DPL, Inc.(b)
Senior Unsecured
10/15/16	6.500%	60,000	64,050
10/15/21	7.250%	35,000	38,938
Delphi Corp.(b)(c)
05/15/19	5.875%	64,000	66,720
05/15/21	6.125%	43,000	45,365
Dominion Resources, Inc. Senior Unsecured
06/15/18	6.400%	1,615,000	1,966,440
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	455,000	548,561
ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	855,000	1,022,246
El Paso Corp.
Senior Unsecured
09/15/20	6.500%	193,000	210,370
01/15/32	7.750%	10,000	11,747
Embarq Corp. Senior Unsecured
06/01/36	7.995%	1,200,000	1,285,496
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	64,000	70,480
Enterprise Products Operating LLC
02/15/42	5.700%	385,000	427,305

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	$120,000		$130,800
Express Scripts, Inc.
05/15/16	3.125%		1,935,000	2,002,845
First Data Corp. Senior Secured(b)
06/15/19	7.375%		53,000	52,338
Ford Motor Credit Co. LLC Senior Unsecured
05/15/18	5.000%		183,000	189,355
Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%		20,000	20,450
Fresenius Medical Care U.S. Finance, Inc.(b)(c)
09/15/18	6.500%		16,000	17,160
General Electric Capital Corp.
Senior Unsecured
05/17/12	6.125%	GBP	474,000	755,362
10/17/21	4.650%		1,995,000	2,107,560
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/02/18	6.375%	EUR	350,000	486,044
06/15/20	6.000%		1,410,000	1,490,142
Graphic Packaging International, Inc.
10/01/18	7.875%		38,000	41,420
Greif, Inc. Senior Unsecured
02/01/17	6.750%		127,000	133,985
Grifols, Inc.
02/01/18	8.250%		161,000	176,697
HCA, Inc.
Senior Secured
02/15/20	6.500%		25,000	26,500
09/15/20	7.250%		130,000	139,912
Health Management Associates, Inc. Senior Unsecured(b)
01/15/20	7.375%		52,000	53,560
Healthsouth Corp.
09/15/22	7.750%		138,000	143,865
Hertz Corp. (The)
10/15/18	7.500%		55,000	58,850
Hughes Satellite Systems Corp. Senior Secured(b)
06/15/19	6.500%		75,000	78,094
Huntington Ingalls Industries, Inc.(b)
03/15/21	7.125%		122,000	127,490
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%		935,000	1,134,038

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Interface, Inc.
12/01/18	7.625%	$43,000	$46,333
Interline Brands, Inc.
11/15/18	7.000%	73,000	76,650
International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	110,000	117,425
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	60,000	59,175
JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	80,000	83,100
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	137,000	140,425
Kinder Morgan Energy Partners LP Senior Unsecured(c)
09/01/41	5.625%	975,000	1,007,545
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	2,475,000	2,956,219
08/23/18	6.125%	500,000	602,883
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	55,000	58,163
Lamar Media Corp. Senior Subordinated(b)(e)
02/01/22	5.875%	63,000	63,079
Lear Corp.
03/15/18	7.875%	99,000	107,415
Level 3 Financing, Inc.
04/01/19	9.375%	52,000	54,860
Limited Brands, Inc.
04/01/21	6.625%	95,000	104,500
MGM Resorts International Senior Secured
03/15/20	9.000%	61,000	68,625
Manitowoc Co., Inc. (The)(c)
11/01/20	8.500%	90,000	98,100
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	395,000	438,691
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	113,000	119,780
MetroPCS Wireless, Inc.
11/15/20	6.625%	48,000	47,640
Midwest Generation LLC Pass-Through Certificates(c)
01/02/16	8.560%	84,331	81,380

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Morgan Stanley
Senior Unsecured
10/02/17	5.500%	EUR	625,000	$817,153
07/28/21	5.500%	$1,180,000		1,166,786
Mylan, Inc.(b)
11/15/18	6.000%		145,000	149,712
National CineMedia LLC Senior Unsecured
07/15/21	7.875%		113,000	113,424
Nevada Power Co.
01/15/15	5.875%		1,000,000	1,122,755
05/15/18	6.500%		365,000	442,039
News America, Inc.
02/15/41	6.150%		1,000,000	1,194,273
Nextel Communications, Inc.
08/01/15	7.375%		185,000	178,987
Nisource Finance Corp.
09/15/17	5.250%		2,000,000	2,233,028
09/15/20	5.450%		270,000	303,434
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%		460,000	537,887
Omnicare, Inc.
06/01/20	7.750%		99,000	109,643
Oshkosh Corp.
03/01/17	8.250%		146,000	154,760
Pacific Gas & Electric Co. Senior Unsecured(c)
10/01/20	3.500%		305,000	321,215
Peabody Energy Corp.
09/15/20	6.500%		250,000	262,500
Peabody Energy Corp.(b)
11/15/21	6.250%		68,000	70,040
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%		43,000	47,676
Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%		45,000	46,800
Polypore International, Inc.
11/15/17	7.500%		145,000	152,250
Prudential Financial, Inc.
Senior Unsecured
05/12/16	3.000%		190,000	194,438
12/01/17	6.000%		195,000	222,463
QVC, Inc. Senior Secured(b)
10/01/19	7.500%		66,000	72,270
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%		162,000	170,505

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Range Resources Corp.
05/15/19	8.000%	$130,000	$143,325
Regal Cinemas Corp.
07/15/19	8.625%	90,000	98,775
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	5,000	5,550
07/15/21	6.500%	94,000	101,050
Reynolds Group Issuer, Inc./LLC Senior Secured(b)
08/15/19	7.875%	83,000	89,433
SABMiller Holdings, Inc.(b)
01/15/17	2.450%	855,000	873,409
SBA Telecommunications, Inc.
08/15/16	8.000%	125,000	135,312
08/15/19	8.250%	85,000	92,650
SM Energy Co. Senior Unsecured(b)
11/15/21	6.500%	68,000	71,230
STHI Holding Corp. Secured(b)
03/15/18	8.000%	51,000	54,124
Sally Holdings LLC/Capital, Inc.(b)(c)
11/15/19	6.875%	21,000	22,470
Sierra Pacific Power Co.
05/15/16	6.000%	2,480,000	2,923,054
Southern Natural Gas Co. Senior Unsecured(b)
04/01/17	5.900%	2,131,000	2,434,096
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	138,000	141,105
Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%	166,000	188,202
Spectrum Brands Holdings, Inc.(b)
Senior Secured
06/15/18	9.500%	35,000	39,681
Speedway Motorsports, Inc.
06/01/16	8.750%	50,000	54,500
Sprint Nextel Corp.(b)
11/15/18	9.000%	115,000	123,912
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	620,000	744,579
Time Warner Cable, Inc.
07/01/18	6.750%	1,400,000	1,695,807
Time Warner, Inc.
03/29/41	6.250%	250,000	302,510

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
UNITED STATES (CONTINUED)
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	$1,600,000		$1,938,274
Tomkins LLC/Inc. Secured(d)
10/01/18	9.000%		149,000	165,017
TransDigm, Inc.
12/15/18	7.750%		24,000	26,280
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%		3,255,000	3,806,019
Tw telecom holdings, inc.
03/01/18	8.000%		106,000	114,745
UPCB Finance VI Ltd. Senior Secured(b)(e)
01/15/22	6.875%		83,000	82,653
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		165,000	165,737
Univision Communications, Inc. Senior Secured(b)
05/15/19	6.875%		37,000	36,815
Vail Resorts, Inc.
05/01/19	6.500%		86,000	88,580
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%		1,235,000	1,462,678
Visteon Corp.
04/15/19	6.750%		91,000	89,863
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	330,000	461,024
Whiting Petroleum Corp.
10/01/18	6.500%		5,000	5,313
Windstream Corp.
03/15/19	7.000%		40,000	41,300
10/15/20	7.750%		170,000	183,600
WireCo WorldGroup, Inc.(b)
05/15/17	10.000%		115,000	115,862
Total				62,140,534
Total Corporate Bonds & Notes (Cost: $80,762,794)				$86,377,854

Residential Mortgage-Backed Securities – Agency 3.8%
UNITED STATES 3.8%
Federal Home Loan Mortgage Corp.(f)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)
UNITED STATES (CONTINUED)
10/01/18- 11/01/33	5.000%	$1,022,738	$1,124,296
09/01/17- 08/01/33	6.500%	172,111	192,847
Federal National Mortgage Association(f)
08/01/18	4.500%	511,317	547,069
12/01/18- 06/01/33	5.000%	2,323,113	2,533,247
11/01/18- 06/01/33	5.500%	1,302,109	1,440,352
03/01/17- 04/01/33	6.000%	570,532	629,175
04/01/17- 11/01/33	6.500%	1,034,190	1,173,084
05/01/32- 06/01/32	7.000%	582,309	683,899
05/01/32- 11/01/32	7.500%	369,558	444,459
Federal National Mortgage Association(f)(g)
09/01/40	4.500%	442,032	477,913
01/01/37	5.500%	958,557	1,059,636
Government National Mortgage Association(f)
10/15/33	5.500%	563,858	637,066
Total			10,943,043
Total Residential Mortgage-Backed Securities – Agency (Cost: $9,980,448)			$10,943,043

Residential Mortgage-Backed Securities – Non-Agency 0.2%
UNITED STATES 0.2%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A(d)(f)
04/19/34	4.677%	665,169	556,720
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $597,419)			$556,720

Commercial Mortgage-Backed Securities - Agency 0.2%
UNITED STATES 0.2%
Federal National Mortgage Association(f)
09/01/13	5.322%	582,634	610,814
Total Commercial Mortgage-Backed Securities - Agency (Cost: $586,874)			$610,814

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 3.0%
UNITED STATES 3.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(f)
12/11/49	5.322%	$250,000	$272,592
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1(f)
05/15/36	3.819%	321,251	326,541
GS Mortgage Securities Corp. II Series 2007-GG10 Class F(d)(f)
08/10/45	5.984%	775,000	90,675
General Electric Capital Assurance Co. Series 2003-1 Class A4(b)(d)(f)
05/12/35	5.254%	240,995	258,031
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(f)
03/10/39	5.444%	2,100,000	2,303,666
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(f)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	789,429	832,763
JPMorgan Chase Commercial Mortgage Securities Corp.(f)
Series 2003-LN1 Class A1
10/15/37	4.134%	87,237	89,494
Series 2003-ML1A Class A1
03/12/39	3.972%	62,387	62,665
LB-UBS Commercial Mortgage Trust(d)(f)
Series 2007-C7 Class A3
09/15/45	5.866%	835,000	938,405
Series 2006-C4 Class AAB
06/15/32	6.042%	661,560	710,169
LB-UBS Commercial Mortgage Trust(f)
Series 2004-C2 Class A3
03/15/29	3.973%	312,941	319,163
Morgan Stanley Capital I(b)(d)(f)
Series 2011-C1 Class A4
09/15/47	5.033%	750,000	860,995
Morgan Stanley Capital I(d)(f)
Series 2006-T23 Class AAB
08/12/41	5.799%	523,942	554,792
Wachovia Bank Commercial Mortgage Trust(f)
Series 2006-C24 Class APB
03/15/45	5.576%	394,346	409,078
Series 2006-C27 Class APB
07/15/45	5.727%	556,815	570,301
Total			8,599,330
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $8,576,780)			$8,599,330

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency 0.4%
DENMARK 0.2%
Nykredit Realkredit A/S Mortgage
04/01/28	5.000%	DKK	3,375,629	$623,340
UNITED STATES 0.2%
GTP Towers Issuer LLC(b)
02/15/15	4.436%		$450,000	450,257
National Collegiate Student Loan Trust CMO IO Series 2006-3 Class AIO(h)
09/25/19	7.100%	1,380,371		526
Total				450,783
Total Asset-Backed Securities - Non-Agency (Cost: $1,094,389)				$1,074,123

Inflation-Indexed Bonds(a) 1.0%
JAPAN 1.0%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	200,361,000	2,778,105
Total Inflation-Indexed Bonds (Cost: $1,852,414)				$2,778,105

U.S. Treasury Obligations 0.7%
UNITED STATES 0.7%
U.S. Treasury
03/15/14	1.250%		235,000	240,067
11/15/21	2.000%	275,000		279,813
08/15/41	3.750%	345,000		402,194
U.S. Treasury(c)
07/31/16	1.500%	1,007,000		1,047,123
Total				1,969,197
Total U.S. Treasury Obligations (Cost: $1,921,166)				$1,969,197

Foreign Government Obligations(a) 51.9%
ARGENTINA 0.3%
Argentina Bonar Bonds Senior Unsecured
09/12/13	7.000%		383,000	392,220
Argentina Republic Government International Bond Senior Unsecured(d)
12/15/35	4.383%	2,900,000		384,250
Total				776,470

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
AUSTRALIA 1.1%
New South Wales Treasury Corp. Local Government Guaranteed
05/01/12	6.000%	AUD	3,090,000	$3,293,801
BELGIUM 0.5%
Belgium Government Bond
09/28/12	5.000%	EUR	980,000	1,316,756
BRAZIL 2.5%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(b)
06/10/19	6.500%	$610,000		705,188
Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	5,870,000	3,398,267
01/01/17	10.000%	BRL	3,908,000	2,180,535
Brazilian Government International Bond
Senior Unsecured
01/22/21	4.875%	300,000		337,683
01/07/41	5.625%	270,000		310,500
Petrobras International Finance Co.
01/27/21	5.375%	100,000		106,543
Total				7,038,716
CANADA 2.8%
Bank of Montreal(b)
01/30/17	1.950%	810,000		823,265
Canadian Government Bond
06/01/18	4.250%	CAD	530,000	616,490
06/01/19	3.750%	CAD	1,195,000	1,364,734
Province of British Columbia
06/18/14	5.300%	CAD	1,070,000	1,169,904
Province of Ontario
03/08/14	5.000%	CAD	1,490,000	1,602,058
Province of Quebec
12/01/17	4.500%	CAD	2,028,000	2,298,757
Total				7,875,208
COLOMBIA 0.5%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	235,000		283,449
Corp. Andina de Fomento Senior Unsecured
06/04/19	8.125%	730,000		889,994
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	300,000		361,500
Total				1,534,943

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
CZECH REPUBLIC 0.1%
Czech Republic Government Bond
06/16/13	3.700%	CZK	7,230,000	$385,308
DENMARK 0.2%
Nordea Kredit Realkreditaktieselsk
01/01/13	2.000%	DKK	3,000,000	533,669
FINLAND 0.8%
Finland Government Bond Senior Unsecured
04/15/21	3.500%	EUR	1,520,000	2,187,854
FRANCE 3.4%
EDF SA Senior Unsecured
02/05/18	5.000%	EUR	350,000	513,648
France Government Bond OAT
04/25/12	5.000%	EUR	290,000	383,284
04/25/13	4.000%	EUR	3,620,000	4,933,305
10/25/16	5.000%	EUR	1,525,000	2,271,451
10/25/19	3.750%	EUR	1,105,000	1,548,148
Total				9,649,836
GERMANY 6.3%
Bayerische Landesbank Senior Unsecured
04/22/13	1.400%	JPY	82,000,000	1,082,876
Bundesrepublik Deutschland
07/04/14	4.250%	EUR	1,795,000	2,575,428
01/04/15	3.750%	EUR	900,000	1,294,734
07/04/19	3.500%	EUR	1,940,000	2,920,542
07/04/27	6.500%	EUR	2,305,001	4,605,135
07/04/28	4.750%	EUR	1,035,000	1,761,605
07/04/34	4.750%	EUR	2,120,000	3,797,990
Total				18,038,310
GREECE 0.1%
Hellenic Republic Government Bond Senior Unsecured
03/20/24	4.700%	EUR	1,550,000	398,399
INDONESIA 1.9%
Indonesia Government International Bond(b)
Senior Unsecured
01/17/18	6.875%	$500,000		593,125
10/12/35	8.500%	190,000		275,975
01/17/38	7.750%	140,000		190,750
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	3,620,000,000	493,991

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
INDONESIA (CONTINUED)
11/15/20	11.000%	IDR	14,540,000,000	$2,243,326
07/15/22	10.250%	IDR	10,594,000,000	1,608,042
Total				5,405,209
ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	403
JAPAN 11.2%
Development Bank of Japan Government Guaranteed
06/20/12	1.400%	JPY	212,000,000	2,793,816
Japan Government 10-Year Bond
Senior Unsecured
12/20/12	1.000%	JPY	330,000,000	4,362,732
09/20/17	1.700%	JPY	433,000,000	6,089,922
Japan Government 20-Year Bond
Senior Unsecured
03/20/20	2.400%	JPY	66,000,000	980,506
12/20/22	1.400%	JPY	482,000,000	6,536,703
12/20/26	2.100%	JPY	416,000,000	5,920,152
09/20/29	2.100%	JPY	158,000,000	2,213,679
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY	144,000,000	2,101,121
03/20/39	2.300%	JPY	70,500,000	1,007,714
Total				32,006,345
KAZAKHSTAN 0.1%
KazMunayGas National Co. Senior Unsecured(b)
07/02/18	9.125%	$250,000		300,625
LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured(b)
09/14/17	5.125%	210,000		208,156
MALAYSIA 0.7%
Petronas Capital Ltd.(b)
08/12/19	5.250%	1,870,000		2,111,118
MEXICO 1.8%
Mexican Bonos
12/19/13	8.000%	MXN	2,007,600	1,632,206
12/17/15	8.000%	MXN	2,978,260	2,529,840
Mexican Government International Bond Senior Unsecured
09/27/34	6.750%	270,000		349,650

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
MEXICO (CONTINUED)
Pemex Project Funding Master Trust(b)(c)
01/24/22	4.875%	$500,000		$515,986
Total				5,027,682
NETHERLANDS 5.1%
Netherlands Government Bond
07/15/12	5.000%	EUR	2,465,000	3,292,376
07/15/13	4.250%	EUR	1,505,000	2,081,472
07/15/16	4.000%	EUR	2,030,000	2,994,693
07/15/20	3.500%	EUR	4,285,000	6,242,224
Total				14,610,765
NEW ZEALAND 0.9%
New Zealand Government Bond Senior Unsecured
04/15/13	6.500%	NZD	2,900,000	2,507,112
NORWAY 1.0%
Norway Government Bond
05/15/13	6.500%	NOK	15,750,000	2,854,436
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	150,000		199,500
PHILIPPINES 0.1%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
05/27/19	7.250%	290,000		352,350
POLAND 1.6%
Poland Government Bond
04/25/13	5.250%	PLN	3,590,000	1,120,457
10/25/17	5.250%	PLN	11,085,000	3,443,708
Total				4,564,165
RUSSIAN FEDERATION 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(b)
08/07/18	8.700%	100,000		121,500
Gazprom OAO Via Gaz Capital SA(b)
Senior Unsecured
11/22/16	6.212%	100,000		107,250
08/16/37	7.288%	230,000		249,550
Russian Foreign Bond - Eurobond(b)(d)
03/31/30	7.500%	1,164,825		1,380,318
Total				1,858,618

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a) (continued)
SOUTH AFRICA 0.5%
South Africa Government Bond Senior Unsecured
12/21/14	8.750%	ZAR	9,575,000	$1,311,174
SOUTH KOREA 0.5%
Export-Import Bank of Korea
Senior Unsecured
01/21/14	8.125%	$360,000		395,954
01/14/15	5.875%	450,000		484,282
04/11/22	5.000%	500,000		513,931
Total				1,394,167
SPAIN 0.4%
Ayt Cedulas Cajas Global
06/14/18	4.250%	EUR	1,000,000	1,095,404
SWEDEN 1.1%
Sweden Government Bond
05/05/14	6.750%	SEK	19,480,000	3,235,642
TURKEY 0.2%
Turkey Government International Bond Senior Unsecured
03/17/36	6.875%	540,000		560,250
UNITED KINGDOM 4.6%
Network Rail Infrastructure Finance PLC Government Guaranteed
03/07/12	4.875%	GBP	215,000	339,934
United Kingdom Gilt
09/07/16	4.000%	GBP	1,070,000	1,926,006
03/07/19	4.500%	GBP	1,170,000	2,216,019
03/07/25	5.000%	GBP	560,000	1,147,739
12/07/27	4.250%	GBP	1,020,000	1,963,386
03/07/36	4.250%	GBP	725,000	1,404,420
12/07/38	4.750%	GBP	875,000	1,820,739
12/07/40	4.250%	GBP	630,000	1,227,243
12/07/49	4.250%	GBP	605,000	1,211,787
Total				13,257,273
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	275,000		379,500
VENEZUELA 0.7%
Petroleos de Venezuela SA
04/12/17	5.250%	1,190,000		824,075
Venezuela Government International Bond

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)
VENEZUELA (CONTINUED)
Senior Unsecured
02/26/16	5.750%	$620,000	$509,950
05/07/23	9.000%	931,000	698,250
Total			2,032,275
Total Foreign Government Obligations (Cost: $134,635,663)			$148,301,439

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
UNITED STATES 0.1%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(d)(i)
03/18/19	7.500%	$129,000	$128,785
Total Senior Loans (Cost: $127,754)			$128,785

		Shares	Value

Money Market Funds 6.2%
Columbia Short-Term Cash Fund, 0.134%(j)(k)		17,639,653	$17,639,653
Total Money Market Funds (Cost: $17,639,653)			$17,639,653

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.0%
Repurchase Agreements 2.0%
Barclays Capital, Inc. dated 01/31/12, matures 02/01/12, repurchase price $5,306,007(l)
	0.150%	$5,305,985	$5,305,985
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $500,003(l)
	0.200%	500,000	500,000
Total			5,805,985
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,805,985)			$5,805,985
Total Investments
(Cost: $263,581,339)(m)			$284,785,048(n)
Other Assets & Liabilities, Net			972,830
Net Assets			$285,757,878

Investments in Derivatives

At January 31, 2012, $947,392 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at January 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Austrailian Government Bond, 10-year	(174)	$(17,775,365)	March 2012	$—	$(19,568)
Euro-Bobl, 5-year	(9)	(1,478,855)	March 2012	—	(29,541)
Euro-Bund, 10-year	110	20,103,676	March 2012	669,373	—
Japanese Government Bond, 10-year	4	7,483,075	March 2012	48,909	—
U.S. Treasury Long Bond, 20-year	3	436,313	March 2012	6,676	—
U.S. Treasury Note, 5-year	(60)	(7,442,813)	April 2012	—	(85,620)
U.S. Treasury Note, 10-year	(109)	(14,415,250)	March 2012	—	(227,531)
U.S. Treasury Ultra Bond, 30-year	35	5,598,906	March 2012	99,752	—
Total				$824,710	$(362,260)

Forward Foreign Currency Exchange Contracts Open at January 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	Feb. 13, 2012	1,247,000	1,270,070	$—	$(52,231)
		(AUD)	(USD)
State Street Bank & Trust Company	Feb. 14, 2012	3,966,000	5,067,001	—	(120,835)
		(EUR)	(USD)
Goldman, Sachs & Co.	Feb. 15, 2012	14,778,000	18,820,734	—	(510,072)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	Feb. 15, 2012	2,469,378,000	32,216,759	—	(185,602)
		(JPY)	(USD)
Barclays Bank PLC	Feb. 15, 2012	15,799,000	12,902,411	—	(130,738)
		(NZD)	(USD)
UBS Securities	Feb. 15, 2012	12,922,547	11,866,000	—	(29,542)
		(USD)	(CHF)
Citigroup Global Markets Inc.	Feb. 15, 2012	12,546,710	189,091,000	266,074	—
		(USD)	(NOK)
Citigroup Global Markets Inc.	Feb. 15, 2012	19,504,680	113,881,000	—	(103,900)
		(USD)	(NOK)

Morgan Stanley	Feb. 15, 2012	18,975,593	131,449,000	338,192	—
		(USD)	(SEK)
Morgan Stanley	Feb. 15, 2012	322,427	2,182,000	—	(1,857)
		(USD)	(SEK)
State Street Bank & Trust Company	Feb. 16, 2012	1,464,000	1,542,579	—	(48,151)
		(CHF)	(USD)
State Street Bank & Trust Company	Feb. 16, 2012	2,189,000	2,788,195	—	(75,197)
		(EUR)	(USD)
State Street Bank & Trust Company	Feb. 16, 2012	915,000	1,404,562	—	(37,142)
		(GBP)	(USD)
State Street Bank & Trust Company	Feb. 16, 2012	121,757,000	1,585,440	—	(12,232)
		(JPY)	(USD)
State Street Bank & Trust Company	Feb. 16, 2012	481,000	473,957	—	(5,598)
		(CAD)	(USD)
State Street Bank & Trust Company	Feb. 16, 2012	2,386,898	2,264,000	13,033	—
		(USD)	(AUD)
UBS Securities	Feb. 16, 2012	22,216,082	1,432,000	40,225	—
		(USD)	(GBP)
State Street Bank & Trust Company	Feb. 16, 2012	2,390,517	13,978,000	—	(9,314)
		(USD)	(NOK)
State Street Bank & Trust Company	Feb. 16, 2012	2,384,901	2,927,000	29,523	—
		(USD)	(NZD)
State Street Bank & Trust Company	Feb. 16, 2012	2,396,938	6,407,900	—	(17,161)
		(USD)	(SEK)
Standard Chartered Bank	Feb. 17, 2012	3,065,228	159,821,000	155,469	—
		(USD)	(INR)
UBS Securities	Feb. 21, 2012	46,437,000	3,393,525	—	(163,594)
		(MXN)	(USD)
J.P. Morgan Securities, Inc.	Feb. 28, 2012	6,800,000	2,004,599	—	(97,087)
		(PLN)	(USD)
J.P. Morgan Securities, Inc.	Feb. 28, 2012	14,908,769	1,144,609,000	112,419	—
		(USD)	(JPY)
HSBC Securities (USA), Inc.	Feb. 29, 2012	677,029	686,000	6,712	—
		(USD)	(CAD)
State Street Bank & Trust Company	March 1, 2012	259,163	1,552,000	5,085	—
		(USD)	(NOK)
Barclays Bank PLC	March 2, 2012	21,670,000	5,713,231	—	(70,407)
		(ILS)	(USD)

State Street Bank & Trust Company	March 2, 2012	3,621,000	2,850,687	—	(27,990)
		(SGD)	(USD)
Citigroup Global Markets Inc.	March 2, 2012	170,417,000	5,700,046	—	(62,071)
		(TWD)	(USD)
HSBC Securities (USA), Inc.	March 2, 2012	5,643,982	10,035,000	57,236	—
		(USD)	(BRL)
Standard Chartered Bank	March 2, 2012	2,837,340	1,405,051,000	11,368	—
		(USD)	(CLP)
Citigroup Global Markets Inc.	March 2, 2012	1,392,415	1,588,746,000	18,660	—
		(USD)	(KRW)
Goldman, Sachs & Co.	March 2, 2012	5,710,170	173,218,000	—	(13,146)
		(USD)	(RUB)
UBS Securities	March 2, 2012	5,667,219	10,424,000	159,537	—
		(USD)	(TRY)
Citigroup Global Markets Inc.	March 6, 2012	9,837,000	5,538,228	—	(45,446)
		(BRL)	(USD)
Citigroup Global Markets Inc.	March 6, 2012	1,174,383	3,640,000	19,393	—
		(USD)	(MYR)
UBS Securities	March 7, 2012	2,711,000	2,222,803	—	(10,476)
		(NZD)	(USD)
Barclays Bank PLC	March 8, 2012	3,431,842	2,613,630	—	(27,909)
		(EUR)	(GBP)
Total				$1,232,926	$(1,857,698)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $30,210,786 or 10.57% of net assets.

(c)	At January 31, 2012, security was partially or fully on loan.
(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)

At January 31, 2012, investments in securities included securities valued at $661,112 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of January 31, 2012. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(k)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$14,432,698	$27,358,472	$(24,151,517)	$—	$17,639,653	$4,919	$17,639,653

(l)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.150%)

Security Description	Value
United States Treasury Note/Bond	$5,412,105
Total Market Value of Collateral Securities	$5,412,105

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$126,612
Fannie Mae REMICS	41,168
Federal Farm Credit Bank	10,454
Federal Home Loan Banks	3,238
Federal Home Loan Mortgage Corp	2,766
Federal National Mortgage Association	6,187
Freddie Mac Gold Pool	71,050
Freddie Mac Non Gold Pool	29,252
Freddie Mac REMICS	45,442
Ginnie Mae I Pool	65,205
Ginnie Mae II Pool	70,445
Government National Mortgage Association	18,135
United States Treasury Bill	320
United States Treasury Note/Bond	19,347
United States Treasury Strip Coupon	379
Total Market Value of Collateral Securities	$510,000

(m)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $263,581,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,913,000
Unrealized Depreciation	(4,709,000)
Net Unrealized Appreciation	$21,204,000

(n)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment-In-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as

Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Electric	$—	$13,844,575	$81,380	$13,925,955
Life Insurance	—	1,103,789	1,298,871	2,402,660
All Other Industries	—	70,049,239	—	70,049,239
Residential Mortgage-Backed Securities - Agency	—	10,943,043	—	10,943,043
Residential Mortgage-Backed Securities - Non-Agency	—	556,720	—	556,720
Commercial Mortgage-Backed Securities - Agency	—	610,814	—	610,814

Commercial Mortgage-Backed Securities - Non-Agency	—	8,599,330	—	8,599,330
Asset-Backed Securities - Non-Agency	—	1,074,123	—	1,074,123
Inflation-Indexed Bonds	—	2,778,105	—	2,778,105
U.S. Treasury Obligations	1,969,197	—	—	1,969,197
Foreign Government Obligations	—	148,301,439	—	148,301,439
Total Bonds	1,969,197	257,861,177	1,380,251	261,210,625

Other
Senior Loans	—	128,785	—	128,785
Money Market Funds	17,639,653	—	—	17,639,653
Investments of Cash Collateral Received for Securities on Loan	—	5,805,985	—	5,805,985
Total Other	17,639,653	5,934,770	—	23,574,423

Investments in Securities	19,608,850	263,795,947	1,380,251	284,785,048
Derivatives(c)
Assets
Futures Contracts	824,710	—	—	824,710
Forward Foreign Currency Exchange Contracts		1,232,926	—	1.232,926
Liabilities
Futures Contracts	(362,260)	—	—	(362,260)
Forward Foreign Currency Exchange Contracts	—	(1,857,698)	—	(1,857,698)
Total	$20,071,300	$263,171,175	$1,380,251	$284,622,726

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate
Bonds & Notes

Balance as of October 31, 2011	$1,368,098
Accrued discounts/premiums	8,696
Realized gain (loss)	922
Change in unrealized appreciation (depreciation)**	15,158

Sales	(53,623)
Purchases	41,000
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of January 31, 2012	$1,380,251

**Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2012 was $15,158.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Equity Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
AUSTRALIA 1.4%
Atlas Iron Ltd.(a)	746,343	$2,452,494
Iluka Resources Ltd.	184,048	3,576,538
Total		6,029,032
BRAZIL 3.4%
Cia Energetica de Minas Gerais, ADR	118,843	2,405,382
Itaú Unibanco Holding SA, ADR	314,444	6,276,302
MRV Engenharia e Participacoes SA	282,900	2,177,773
Multiplan Empreendimentos Imobiliarios SA	139,400	3,191,392
Total		14,050,849
CANADA 0.5%
CGI Group, Inc., Class A(b)	110,000	2,221,502
CYPRUS 0.7%
ProSafe SE	353,139	2,738,678
DENMARK 0.7%
FLSmidth & Co. A/S	39,483	2,917,797
FRANCE 2.5%
Euler Hermes SA	44,278	2,928,325
PPR	17,992	2,831,192
Renault SA	111,176	4,735,723
Total		10,495,240
GERMANY 4.2%
Bayerische Motoren Werke AG	62,774	5,369,271
Kabel Deutschland Holding AG(b)	83,254	4,340,769
Linde AG	34,476	5,470,183
MTU Aero Engines Holding AG	35,596	2,482,185
Total		17,662,408
HONG KONG 2.3%
Great Eagle Holdings Ltd.	1,187,377	2,924,799
Hongkong & Shanghai Hotels (The)	1,522,000	2,023,455
Sun Hung Kai Properties Ltd.	335,000	4,634,957
Total		9,583,211
INDONESIA 1.0%
PT Bank Rakyat Indonesia Persero Tbk	5,458,000	4,145,888
IRELAND 1.0%
Accenture PLC, Class A	73,819	4,232,781

Issuer	Shares	Value

Common Stocks (continued)
ITALY 0.8%
Prysmian SpA(a)	220,000	$3,303,610
JAPAN 8.4%
Asahi Group Holdings Ltd.(a)	289,600	6,419,501
Canon, Inc.	120,000	5,151,037
Hoya Corp.	219,800	4,672,121
Makita Corp.	136,200	5,154,276
Nikon Corp.	164,400	4,031,338
Nippon Electric Glass Co., Ltd.	265,000	2,310,831
THK Co., Ltd.(a)	116,300	2,506,635
Yamada Denki Co., Ltd.	75,350	4,820,924
Total		35,066,663
NETHERLANDS 2.4%
Fugro NV-CVA	82,334	5,411,772
ING Groep NV-CVA(b)	502,822	4,576,389
Total		9,988,161
PANAMA 0.8%
Copa Holdings SA, Class A	50,418	3,435,483
RUSSIAN FEDERATION 0.5%
Sberbank of Russia ADR(b)	184,604	2,215,248
SINGAPORE 0.5%
Mapletree Industrial Trust	2,182,000	1,938,980
SOUTH AFRICA 0.5%
MTN Group Ltd.	132,964	2,264,490
SOUTH KOREA 3.9%
Hyundai Department Store Co., Ltd.(b)	17,095	2,783,138
Hyundai Home Shopping Network Corp.(b)	19,820	2,418,618
Kangwon Land, Inc.(b)	120,900	2,832,868
Samsung Electronics Co., Ltd.	6,121	6,027,251
Shinhan Financial Group Co., Ltd.(b)	54,707	2,176,357
Total		16,238,232
SWITZERLAND 7.2%
Nestlé SA, Registered Shares	86,954	4,982,969
Novartis AG, Registered Shares	170,370	9,217,193
Swatch Group AG (The)	14,309	6,028,278
TE Connectivity Ltd.	100,856	3,439,190
Tyco International Ltd.	76,067	3,875,614

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Xstrata PLC	149,979	$2,539,441
Total		30,082,685
TAIWAN 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,459,000	3,870,535
UNITED KINGDOM 8.7%
3i Group PLC	647,378	1,883,176
Aggreko PLC(b)	78,614	2,595,286
BG Group PLC	366,604	8,232,152
Intercontinental Hotels Group PLC	113,898	2,318,889
Rio Tinto PLC	65,393	3,920,913
Tullow Oil PLC	230,516	5,049,137
Ultra Electronics Holdings PLC	92,741	2,238,885
Vodafone Group PLC	2,277,536	6,129,915
Weir Group PLC (The)	133,870	4,124,120
Total		36,492,473
UNITED STATES 45.4%
Advance Auto Parts, Inc.	81,886	6,275,743
Aetna, Inc.	157,789	6,895,379
American Express Co.	92,456	4,635,744
Annaly Capital Management, Inc.	121,870	2,052,291
AON Corp.	67,300	3,259,339
Apple, Inc.(b)	27,615	12,605,695
Citigroup, Inc.	132,164	4,060,078
Cliffs Natural Resources, Inc.	44,860	3,241,135
Crown Castle International Corp.(b)	69,819	3,384,825
Dell, Inc.(b)	171,150	2,948,914
Discover Financial Services	105,970	2,880,265
Dresser-Rand Group, Inc.(b)	72,704	3,724,626
eBay, Inc.(b)	108,768	3,437,069
Google, Inc., Class A(b)	10,545	6,117,260
Henry Schein, Inc.(b)	74,101	5,253,020
International Business Machines Corp.	31,381	6,043,981
JPMorgan Chase & Co.	285,622	10,653,701
Kraft Foods, Inc., Class A	181,846	6,964,702
Laboratory Corp. of America Holdings(b)	74,639	6,821,258
Lam Research Corp.(b)	76,581	3,261,585
Marathon Petroleum Corp.	98,465	3,763,332
McDonald’s Corp.	70,559	6,988,869
Micron Technology, Inc.(b)	463,003	3,514,193
Microsoft Corp.	196,732	5,809,496
Oracle Corp.	296,941	8,373,736
PepsiCo, Inc.	108,917	7,152,579

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
QUALCOMM, Inc.	88,426	$5,201,217
Sirona Dental Systems, Inc.(b)	128,233	6,200,066
Tidewater, Inc.	101,049	5,441,489
Union Pacific Corp.	47,587	5,439,670
Wal-Mart Stores, Inc.	140,517	8,622,123
Walt Disney Co. (The)	139,645	5,432,190
Waste Connections, Inc.	90,000	2,907,900
WESCO International, Inc.(b)	81,866	5,147,734
World Fuel Services Corp.	119,830	5,437,885
Total		189,949,089
Total Common Stocks (Cost: $375,084,822)		$408,923,035

Limited Partnerships 0.8%
UNITED STATES 0.8%
Enterprise Products Partners LP(c)	63,063	3,045,943
Total Limited Partnerships (Cost: $2,906,011)		$3,045,943

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.134%(d)(e)	1,810,518	1,810,518
Total Money Market Funds (Cost: $1,810,518)		$1,810,518

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.6%
Repurchase Agreements 1.6%
Citigroup Global Markets, Inc. dated 1/31/12, matures 2/1/12, repurchase price $5,000,015(f)
	0.110%	5,000,000	$5,000,000
Nomura Securities dated 01/31/12, matures 02/01/12, repurchase price $1,000,007(f)
	0.260%	1,000,000	1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
UBS Securities LLC dated 01/31/12, matures 02/01/12, repurchase price $886,234 (f)
	0.250%	$886,228	$886,228
Total			6,886,228

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,886,228)	$6,886,228

Total Investments
(Cost: $386,687,579) (g)	$420,665,724(h)
Other Assets & Liabilities, Net	(2,070,387)
Net Assets	$418,595,337

Notes to Portfolio of Investments

(a)	At January 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	At January 31, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(e)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$3,487,463	$24,364,979	$(26,041,924)	$—	$1,810,518	$1,120	$1,810,518

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.110%)

Security Description	Value
Fannie Mae REMICS	$3,186,184
Fannie Mae-Aces	119,619
Freddie Mac REMICS	1,341,643
Ginnie Mae II Pool	133,709
Government National Mortgage Association	318,845
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.260%)

Security Description	Value
Ginnie Mae I Pool	$1,578
Ginnie Mae II Pool	1,018,422
Total Market Value of Collateral Securities	$1,020,000

UBS Securities LLC (0.250%)

Security Description	Value
Ginnie Mae I Pool	$239,656
Ginnie Mae II Pool	664,296
Total Market Value of Collateral Securities	$903,952

(g)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $386,688,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$47,970,000
Unrealized Depreciation	(13,992,000)
Net Unrealized Appreciation	$33,978,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated October 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$20,874,576	$44,534,463	$—	$65,409,039
Consumer Staples	22,739,405	11,402,471	—	34,141,876
Energy	18,367,332	21,431,739	—	39,799,071
Financials	37,009,111	27,424,119	—	64,433,230
Health Care	25,169,723	9,217,193	—	34,386,916
Industrials	20,806,400	25,322,794	—	46,129,194
Information Technology	67,206,619	22,031,774	—	89,238,393
Materials	3,241,135	17,959,569	—	21,200,704
Telecommunication Services	3,384,825	8,394,405	—	11,779,230
Utilities	2,405,382	—	—	2,405,382
Total Equity Securities	221,204,508	187,718,527	—	408,923,035

Other
Limited Partnerships	3,045,943	—	—	3,045,943
Money Market Funds	1,810,518	—	—	1,810,518
Investments of Cash Collateral Received for Securities on Loan	—	6,886,228	—	6,886,228
Total Other	4,856,461	6,886,228	—	11,742,689
Total	$226,060,969	$194,604,755	$—	$420,665,724

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Global Extended Alpha Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.0%
AUSTRALIA 2.0%
Atlas Iron Ltd.	30,000	$98,581
Iluka Resources Ltd.	11,562	224,680
Total		323,261
BRAZIL 3.4%
Cia Energetica de Minas Gerais, ADR	5,000	101,200
Itaú Unibanco Holding SA, ADR	13,138	262,235
MRV Engenharia e Participacoes SA	25,101	193,228
Total		556,663
CANADA 2.0%
Fairfax Financial Holdings Ltd.	500	202,952
Onex Corp.	3,700	128,044
Total		330,996
CYPRUS 1.7%
ProSafe SE	34,984	271,309
DENMARK 0.6%
FLSmidth & Co. A/S	1,350	99,765
FRANCE 3.2%
Euler Hermes SA	2,500	165,337
PPR	532	83,715
Renault SA	6,335	269,850
Total		518,902
GERMANY 5.9%
Bayerische Motoren Werke AG	3,594	307,407
Kabel Deutschland Holding AG(a)	4,000	208,555
Linde AG	1,449	229,908
MTU Aero Engines Holding AG	3,099	216,100
Total		961,970
HONG KONG 2.4%
361 Degrees International Ltd.(b)	246,000	98,162
Great Eagle Holdings Ltd.	74,482	183,467
Sun Hung Kai Properties Ltd.	8,000	110,686
Total		392,315
INDIA 0.7%
DLF Ltd.	27,500	119,697
INDONESIA 1.4%
PT Bank Rakyat Indonesia Persero Tbk	300,000	227,880

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 1.6%
Accenture PLC, Class A	4,400	$252,296
ITALY 0.7%
Prysmian SpA(b)	7,000	105,115
JAPAN 6.4%
Asahi Group Holdings Ltd.(b)	14,000	310,335
Canon, Inc.	6,000	257,552
Makita Corp.	4,700	177,864
Nikon Corp.	4,000	98,086
Yamada Denki Co., Ltd.	3,000	191,941
Total		1,035,778
NETHERLANDS 1.2%
Fugro NV-CVA(b)	3,000	197,188
SINGAPORE 0.3%
Mapletree Industrial Trust	51,000	45,320
SOUTH AFRICA 0.4%
MTN Group Ltd.	4,000	68,123
SOUTH KOREA 2.2%
Hyundai Home Shopping Network Corp.(a)	2,125	259,312
Kangwon Land, Inc.(a)	4,000	93,726
Total		353,038
SWITZERLAND 5.1%
Novartis AG, Registered Shares	5,000	270,505
Swatch Group AG (The)	560	235,924
TE Connectivity Ltd.	3,128	106,665
Tyco International Ltd.	4,103	209,048
Total		822,142
UNITED KINGDOM 6.7%
BG Group PLC	14,864	333,773
Intercontinental Hotels Group PLC	6,000	122,640
Tullow Oil PLC	13,820	302,708
Vodafone Group PLC	78,692	211,797
Weir Group PLC (The)	4,000	123,228
Total		1,094,146
UNITED STATES 43.1%
Advance Auto Parts, Inc.	2,632	201,716
Aetna, Inc.	5,245	229,207

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Airgas, Inc.	993	$78,377
AON Corp.	6,837	331,116
Apple, Inc.(a)	400	182,592
Atwood Oceanics, Inc.(a)	4,100	188,518
CBS Corp., Class B Non Voting	3,000	85,440
Crown Castle International Corp.(a)	4,716	228,632
DIRECTV, Class A(a)	5,378	242,064
Dresser-Rand Group, Inc.(a)	3,000	153,690
eBay, Inc.(a)	8,500	268,600
Google, Inc., Class A(a)	600	348,066
Henry Schein, Inc.(a)	2,783	197,287
Interpublic Group of Companies, Inc. (The)	8,506	87,867
JPMorgan Chase & Co.	5,827	217,347
Kraft Foods, Inc., Class A	10,975	420,342
Laboratory Corp. of America Holdings(a)	3,426	313,102
Lam Research Corp.(a)	7,273	309,757
Limited Brands, Inc.	2,315	96,906
Marathon Petroleum Corp.	2,731	104,379
McDonald’s Corp.	4,191	415,119
PepsiCo, Inc.	5,000	328,350
QUALCOMM, Inc.	5,253	308,981
Sirona Dental Systems, Inc.(a)	2,000	96,700
Tidewater, Inc.	4,000	215,400
Time Warner Cable, Inc.	2,070	152,600
Union Pacific Corp.	2,300	262,913
Wal-Mart Stores, Inc.	6,300	386,568
Waste Connections, Inc.	5,000	161,550
WESCO International, Inc.(a)	1,612	101,363
World Fuel Services Corp.	6,000	272,280
Total		6,986,829
Total Common Stocks (Cost: $13,405,412)		$14,762,733

Issuer	Shares	Value

Limited Partnerships 2.3%
UNITED STATES 2.3%
Blackstone Group LP(c)	14,700	$232,407
Enterprise Products Partners LP(c)	3,000	144,900
Total		377,307
Total Limited Partnerships (Cost: $326,182)		$377,307

	Shares	Value

Money Market Funds 6.4%
Columbia Short-Term Cash Fund, 0.134%(d)(e)	1,034,006	$1,034,006
Total Money Market Funds (Cost: $1,034,006)		$1,034,006

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.0%
Repurchase Agreements 3.0%
Societe Generale dated 01/31/12, mautres 02/01/12, repurchase price $482,517(f)
	0.150%	$482,515	$482,515

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $482,515)			$482,515

Total Investments
(Cost: $15,248,115)(g)			$16,656,561(h)
Other Assets & Liabilities, Net			(432,225)
Net Assets			$16,224,336

Investments in Derivatives

Portfolio Swap(1) Outstanding at January 31, 2012

		Next	Net Unrealized
Counterparty	Description	Reset Date	Appreciation
UBS	The Fund receives (pays) the total return on a custom basket of long (short) equity positions and pays (receives) a floating rate based on the 1-day LIBOR which is denominated in various foreign currencies based on the local currencies of the securities underlying the custom basket.	Feb. 8, 2012	$98,832
Total			$98,832

(1) The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

Summary of Portfolio Swap Exposure by Industry

		Value
	Percentage of Net Assets	Long	Short	Net
Aerospace & Defense	1.2%	$195,875	$—	$195,875
Automobiles	(0.5)	—	(75,123)	(75,123)
Chemicals	(0.3)	—	(43,532)	(43,532)
Computers & Peripherals	1.3	267,041	(49,962)	217,079
Diversified Financial Services	(2.0)	627,634	(956,521)	(328,887)
Food Products	(0.9)	—	(153,235)	(153,235)
Food & Staples Retailing	(0.5)	—	(74,030)	(74,030)
Health Care Equipment & Supplies	1.0	155,784	—	155,784
Health Care Providers & Services	0.8	127,602	—	127,602
Hotels, Restaurants & Leisure	(2.0)	—	(331,400)	(331,400)
Household Durables	(0.5)	—	(77,364)	(77,364)
Human Resources	(0.5)	—	(75,698)	(75,698)
IT Services	1.0	161,206	—	161,206
Media	(0.6)	—	(96,215)	(96,215)
Multi-Utilities	(0.7)	—	(117,920)	(117,920)
Pharmaceuticals	(0.4)	—	(71,492)	(71,492)
Real Estate Investment Trusts (REITs)	(1.3)	—	(210,895)	(210,895)
Retail Apparel	(0.5)	—	(79,115)	(79,115)
Semiconductors & Semiconductor Equipment	2.2	449,991	(97,724)	352,267
Software	3.1	578,774	(81,760)	497,014
Textiles, Apparel & Luxury Goods	(0.5)	59,402	(140,100)	(80,698)
Trading Companies & Distributors	(0.5)	—	(74,579)	(74,579)
Water Utilities	(0.7)	—	(110,300)	(110,300)
Other(2)	2.4	473,672	(81,184)	392,488

The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).

(2) Cash equivalents.

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At January 31, 2012, security was partially or fully on loan.
(c)	At January 31, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(e)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$400,809	$2,249,977	$(1,616,780)	$—	$1,034,006	$306	$1,034,006

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Societe Generale (0.150%)

Security Description	Value
United States Treasury Note/Bond	$492,165
Total Market Value of Collateral Securities	$492,165

(g)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $15,248,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,629,000
Unrealized Depreciation	(220,000)
Net Unrealized Appreciation	$1,409,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent annual Report dated October 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$1,597,580	$1,846,678	$—	$3,444,258
Consumer Staples	1,135,260	310,335	—	1,445,595
Energy	934,267	1,104,980	—	2,039,247
Financials	1,141,694	852,387	—	1,994,081
Health Care	836,296	270,505	—	1,106,801
Industrials	734,873	722,072	—	1,456,945
Information Technology	1,776,957	257,552	—	2,034,509
Materials	78,377	553,168	—	631,545
Telecommunication Services	228,632	279,920	—	508,552
Utilities	101,200	—	—	101,200
Total Equity Securities	8,565,136	6,197,597	—	14,762,733

Other
Limited Partnerships	377,307	—	—	377,307
Money Market Funds	1,034,006	—	—	1,034,006
Investments of Cash Collateral Received for Securities on Loan	—	482,515	—	482,515
Total Other	1,411,313	482,515	—	1,893,828

Investments in Securities	9,976,449	6,680,112	—	16,656,561
Derivatives(c)
Assets
Swap Contracts	—	98,832	—	98,832
Total	$9,976,449	$6,778,944	$—	$16,755,393

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Multi-Advisor International Value Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
AUSTRALIA 5.4%
Alumina Ltd.(a)	854,769	$1,162,063
Asciano Group	44,461	221,752
Bank of Queensland Ltd.	8,413	67,642
Bendigo and Adelaide Bank Ltd.	17,772	156,332
Boral Ltd.(a)	33,711	144,525
Caltex Australia Ltd.	5,317	71,805
Commonwealth Property Office Fund	1,770,872	1,823,963
David Jones Ltd.(a)	118,495	325,690
Echo Entertainment Group Ltd.(b)	29,129	111,806
Fairfax Media Ltd.(a)	190,781	149,859
Harvey Norman Holdings Ltd.(a)	19,263	42,114
Incitec Pivot Ltd.	47,295	161,090
Lend Lease Group(a)	20,682	161,392
Macquarie Group Ltd.(a)	24,900	673,611
Monadelphous Group Ltd.	51,138	1,193,297
National Australia Bank Ltd.	43,258	1,094,918
Newcrest Mining Ltd.	72,953	2,611,236
OneSteel Ltd.(a)	103,281	81,117
Origin Energy Ltd.(a)	47,379	691,278
OZ Minerals Ltd.	14,764	170,904
Qantas Airways Ltd.(b)	43,725	73,099
Rio Tinto Ltd.(a)	10,231	750,646
Santos Ltd.	40,615	579,827
Seven Group Holdings Ltd.	4,854	40,442
Sims Metal Management Ltd.	7,154	114,742
Suncorp-Metway Ltd.(a)	58,598	522,605
Tatts Group Ltd.(a)	43,832	118,072
Toll Holdings Ltd.	31,055	164,724
Transfield Services Ltd.	457,850	971,783
Treasury Wine Estates Ltd.(a)	25,449	93,898
Wesfarmers Ltd.(a)	27,636	888,456
Total		15,434,688
AUSTRIA 0.1%
OMV AG	6,245	204,750
BELGIUM 1.2%
Ageas	81,094	168,553
Belgacom SA(a)	64,507	2,013,690
D’ieteren SA/NV	1	50
Delhaize Group SA	8,721	474,951
KBC Groep NV	20,448	387,698
Solvay SA	3,286	324,045
UCB SA	3,984	162,018
Total		3,531,005

Issuer	Shares	Value

Common Stocks (continued)
BERMUDA 0.5%
Archer Ltd.(b)	4,926	$11,377
Axis Capital Holdings Ltd.	45,975	1,415,110
Total		1,426,487
BRAZIL 0.7%
Centrais Eletricas Brasileiras SA, ADR(a)	100,116	1,465,698
Embraer SA	88,600	611,559
Total		2,077,257
CANADA 10.7%
Barrick Gold Corp.	70,704	3,482,879
Bell Aliant, Inc.	765	21,423
Cameco Corp.	127,950	2,977,397
Cameco Corp.	22,200	514,982
Canadian Tire Corp., Class A(a)	3,622	232,123
Empire Co., Ltd.	1,369	77,140
Encana Corp.(a)	36,869	706,346
Enerplus Corp.(a)	10,200	243,124
Ensign Energy Services, Inc.	4,423	68,813
Groupe Aeroplan, Inc.	140	1,740
Husky Energy, Inc.	14,937	364,822
Inmet Mining Corp.	1,751	117,001
Katanga Mining Ltd.(b)	82	104
Kinross Gold Corp.	232,081	2,620,195
Kinross Gold Corp.	68,400	772,885
Loblaw Companies Ltd.	5,500	199,661
Magna International, Inc., Class A(b)	16,749	691,876
Manulife Financial Corp.	95,216	1,111,977
Methanex Corp.	4,138	112,663
Morguard Real Estate Investment Trust(a)	31,300	522,863
Nexen, Inc.	124,956	2,239,212
Nexen, Inc.(a)	45,052	807,404
Niko Resources Ltd.	21,828	1,066,474
Northern Property REIT(a)	20,400	636,394
Pason Systems Corp.(a)	77,600	1,006,084
Pengrowth Energy Corp.(a)	15,563	155,987
Penn West Petroleum Ltd.(b)	18,210	396,817
Precision Drilling Corp.(b)	13,100	134,436
Progress Energy Resources Corp.	6,250	66,196
Progressive Waste Solutions Ltd.	4,534	102,961
Quebecor, Inc., Class B	302	10,695
Research In Motion Ltd.(b)	16,600	276,805
Sun Life Financial, Inc.	30,982	620,752
Suncor Energy, Inc.	94,700	3,262,130
Talisman Energy, Inc.	52,300	624,867
Talisman Energy, Inc.	107,671	1,283,438

Issuer	Shares	Value

Common Stocks (continued)
CANADA (CONTINUED)
Teck Resources Ltd., Class B	35,000	$1,484,193
Thomson Reuters Corp.	19,961	548,246
TransAlta Corp.	10,398	211,133
Uranium One, Inc.(b)	16,678	42,581
Viterra, Inc.	16,986	182,785
Yamana Gold, Inc.	44,900	776,917
Total		30,776,521
CHINA 0.3%
AAC Technologies Holdings, Inc.	144,000	350,909
AMVIG Holdings Ltd.	885,000	420,965
Total		771,874
DENMARK 0.9%
A P Moller - Maersk A/S, Class A	12	84,415
AP Moller - Maersk A/S, Class B	80	589,511
Carlsberg A/S, Class B	6,070	460,963
Christian Hansen Holding A/S	41,905	1,025,625
Danske Bank AS(b)	10,286	150,217
H Lundbeck A/S	3,022	59,554
TDC A/S	14,834	115,626
Vestas Wind Systems A/S(b)	828	9,339
Total		2,495,250
FINLAND 0.8%
Kesko OYJ	199	7,002
Kesko OYJ, Class B	1,633	57,631
Neste Oil OYJ	3,598	40,381
Nokia OYJ, ADR(a)	363,455	1,831,813
Stora Enso OYJ, Class R	21,785	155,017
UPM-Kymmene OYJ	24,152	309,602
Total		2,401,446
FRANCE 11.0%
Alstom SA	33,904	1,292,304
Areva SA(a)(b)	38,092	925,771
Arkema SA	2,190	176,977
BNP Paribas SA	28,540	1,208,428
Boiron SA	10,758	308,036
Bollore	379	76,990
Bouygues SA	47,233	1,467,658
Cap Gemini SA	7,538	275,195
Carrefour SA	87,227	1,990,997
Casino Guichard Perrachon SA	2,182	194,083
Cie de St. Gobain	28,290	1,258,901
Cie Generale de Geophysique-Veritas(b)	7,299	203,552

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Cie Generale des Etablissements Michelin, Class B	9,154	$626,234
Credit Agricole SA	29,668	182,821
EDF SA(a)	74,189	1,709,896
France Telecom SA	101,689	1,525,008
GDF Suez	67,901	1,842,971
Groupe Eurotunnel Sa - Regr	27,612	227,506
Ingenico	9,393	394,213
IPSOS	16,492	526,473
Lafarge SA	10,100	411,466
Lagardere SCA(a)	4,736	134,616
Medica SA	22,680	364,899
Mersen	16,689	564,743
Natixis	36,184	111,227
Neopost SA(a)	24,859	1,755,907
Nexans SA(a)	10,454	649,053
Peugeot SA	5,014	92,443
Renault SA	16,915	720,522
Rexel Sa	3,759	74,098
Rubis	14,295	771,503
Sanofi	61,406	4,535,789
Societe Generale SA	75,959	2,023,428
Thales SA	49,495	1,693,325
Vivendi SA	67,988	1,422,907
Total		31,739,940
GERMANY 7.0%
Allianz SE, Registered Shares	30,046	3,303,697
Bayerische Motoren Werke AG	8,437	721,645
Bilfinger Berger SE	11,251	1,031,652
Celesio AG	44	848
Commerzbank AG(a)(b)	75,790	181,322
Daimler AG	31,315	1,730,422
Deutsche Bank AG, Registered Shares	32,068	1,358,438
Deutsche Lufthansa AG, Registered Shares	17,199	237,682
Deutsche Telekom AG	750	8,435
E.ON AG	103,990	2,223,314
ElringKlinger AG(a)	20,644	619,592
Fielmann AG	9,424	977,413
GFK SE	11,481	510,602
HeidelbergCement AG	4,307	211,689
MTU Aero Engines Holding AG	10,706	746,552
Muenchener Rueckversicherungs AG, Registered Shares	5,799	755,504
Rational AG(a)	1,942	435,142
RWE AG	12,862	491,938
Salzgitter AG	551	32,916

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Siemens AG, Registered Shares	15,485	$1,461,206
Symrise AG	69,294	1,973,686
ThyssenKrupp AG(a)	29,339	831,627
Volkswagen AG	982	158,636
Total		20,003,958
GREECE –%
Coca Cola Hellenic Bottling Co. SA(b)	3,335	61,945
GUERNSEY 0.1%
Resolution Ltd.	51,687	222,436
HONG KONG 1.1%
Arts Optical International Holdings	394,000	112,001
ASM Pacific Technology Ltd.(a)	39,700	510,852
Dah Sing Banking Group Ltd.	3,200	3,231
Henderson Land Development Co., Ltd.	45,000	243,877
Hongkong & Shanghai Hotels (The)	6,250	8,309
Hopewell Holdings Ltd.	20,000	52,211
Hutchison Whampoa Ltd.	103,000	977,691
New World Development Co., Ltd.	299,000	327,110
Orient Overseas International Ltd.	10,000	52,079
Pacific Basin Shipping Ltd.	1,613,000	766,855
Wharf Holdings Ltd.	18,000	102,318
Wheelock & Co., Ltd.	30,000	95,722
Total		3,252,256
INDONESIA 0.3%
PT Telekomunikasi Indonesia Tbk, ADR	30,767	943,009
IRELAND 0.2%
Glanbia PLC	84,998	535,895
ISRAEL 0.1%
Bank Hapoalim BM	60,386	209,720
Israel Discount Bank Ltd., Class A(b)	112,409	161,241
Total		370,961
ITALY 1.4%
ENI SpA	31,110	687,719
Fiat SpA(a)	13,409	80,437
Lottomatica SpA(b)	369	6,178
Parmalat SpA	209	396
Telecom Italia SpA	801,956	815,596
Telecom Italia SpA	2,714,748	2,270,880

Issuer	Shares	Value

Common Stocks (continued)
ITALY (CONTINUED)
UniCredit SpA	7,353	$36,453
Unione di Banche Italiane SCPA(a)	6,692	30,742
Total		3,928,401
JAPAN 21.9%
77 Bank Ltd. (The)	12,000	55,395
Alfresa Holdings Corp.	1,500	65,842
Amada Co., Ltd.	15,000	103,976
Ariake Japan Co., Ltd.	21,300	415,589
Asahi Glass Co., Ltd.	49,000	399,700
Autobacs Seven Co., Ltd.	800	37,030
Canon Marketing Japan, Inc.	1,500	18,393
Casio Computer Co., Ltd.(a)	7,500	44,133
Citizen Holdings Co., Ltd.	9,700	58,989
Coca-Cola West Co., Ltd.	121,100	2,085,934
Cosmo Oil Company Ltd.	26,000	75,796
Dai Nippon Printing Co., Ltd.	292,000	3,149,007
Daicel Chemical Industries Ltd.	13,000	81,746
Daiichi Sankyo Co., Ltd.	51,300	979,390
FCC Co., Ltd.	48,700	1,034,408
Fuji Heavy Industries Ltd.	23,000	156,702
Fuji Media Holdings, Inc.	14	21,692
FUJIFILM Holdings Corp.	105,400	2,504,365
Fukuoka Financial Group, Inc.	27,000	115,525
Fukuyama Transporting Co., Ltd.(a)	6,000	35,343
H2O Retailing Corp.(a)	4,000	31,397
Hachijuni Bank Ltd. (The)	14,000	82,217
Hakuhodo DY Holdings, Inc.	770	47,346
Hankyu Hanshin Holdings, Inc.	31,000	139,219
Hitachi Capital Corp.	1,600	24,152
Hogy Medical Co., Ltd.	18,800	803,202
Horiba Ltd.	19,100	610,966
House Foods Corp.	2,800	52,207
Idemitsu Kosan Co., Ltd.	1,000	108,415
Isetan Mitsukoshi Holdings Ltd.	14,600	164,791
J Front Retailing Co., Ltd.	16,000	78,991
Japan Steel Works Ltd. (The)	147,000	1,190,826
JFE Holdings, Inc.	35,100	627,073
JTEKT Corp.	9,600	102,972
JX Holdings, Inc.	175,900	1,066,679
Kamigumi Co., Ltd.	10,000	88,210
Kaneka Corp.	9,000	50,440
Kinden Corp.	5,000	43,867
Kobe Steel Ltd.	68,000	111,840
Konica Minolta Holdings, Inc.	39,000	284,451
Mabuchi Motor Co., Ltd.	46,200	1,985,425
Marui Group Co., Ltd.	8,400	67,630
Mazda Motor Corp.(a)(b)	118,000	195,709

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Medipal Holdings Corp.	4,800	$52,405
Miraca Holdings, Inc.	18,100	679,132
Mitsubishi Chemical Holdings Corp.	50,000	281,409
Mitsubishi Corp.	65,200	1,491,014
Mitsubishi Gas Chemical Co., Inc.	31,000	175,398
Mitsubishi Logistics Corp.	4,000	46,214
Mitsubishi Materials Corp.	38,000	118,958
Mitsubishi UFJ Financial Group, Inc.	534,600	2,470,066
Mitsui & Co., Ltd.	24,500	416,485
Mitsui Chemicals, Inc.	31,000	98,239
Mitsui OSK Lines Ltd.	47,000	178,072
Miura Co., Ltd.	15,200	432,960
MS&AD Insurance Group Holdings, Inc.	126,600	2,602,117
Nagase & Co., Ltd.	2,000	23,216
NEC Corp.(b)	97,000	194,137
NGK Spark Plug Co., Ltd.	9,000	111,303
Nifco, Inc.	44,000	1,178,119
Nintendo Co., Ltd.	10,200	1,385,231
Nippon Electric Glass Co., Ltd.	17,000	148,242
Nippon Express Co., Ltd.	96,000	385,270
Nippon Meat Packers, Inc.	8,000	101,838
Nippon Paper Group, Inc.	4,200	90,222
Nippon Sheet Glass Co., Ltd.(a)	28,000	56,623
Nippon Steel Corp.	209,000	513,880
Nippon Telegraph & Telephone Corp., ADR	117,901	2,951,062
Nippon Television Network Corp.	150	23,245
Nippon Yusen KK	59,000	149,919
Nissan Shatai Co., Ltd.	3,000	31,255
Nisshin Seifun Group, Inc.	7,000	84,874
Nisshinbo Holdings, Inc.	4,000	40,223
Nomura Holdings, Inc.(a)	170,400	628,211
NTN Corp.(a)	17,000	70,140
Obayashi Corp.	26,000	125,413
Panasonic Corp.	208,300	1,686,318
Ricoh Co., Ltd.	24,000	202,833
Rohm Co., Ltd.	34,600	1,714,848
Sankyo Co., Ltd.	29,800	1,459,365
SBI Holdings, Inc.	848	64,148
Seiko Epson Corp.	4,800	61,266
Seino Holdings Corp.	4,000	30,644
Sekisui House Ltd.(a)	187,000	1,758,444
Seven & I Holdings Co., Ltd.	53,400	1,507,248
Sharp Corp.	70,000	603,757
Shinsei Bank Ltd.	49,000	55,395
Shiseido Co., Ltd.	112,100	2,063,443
Showa Shell Sekiyu KK	8,000	54,943

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
SKY Perfect JSAT Holdings, Inc.	55	$28,465
Sojitz Corp.	44,200	76,334
Sony Corp.	60,900	1,113,465
Sumitomo Chemical Co., Ltd.	25,000	100,900
Sumitomo Corp.	52,900	762,478
Sumitomo Electric Industries Ltd.	57,700	697,101
Sumitomo Forestry Co., Ltd.	3,500	31,402
Sumitomo Mitsui Financial Group, Inc.(a)	41,800	1,336,776
Sumitomo Mitsui Trust Holdings, Inc.	413,029	1,295,712
Suzuken Co., Ltd.	3,000	87,702
Taisei Corp.	41,000	113,593
Taiyo Holdings Co., Ltd.	14,600	388,265
Takashimaya Co., Ltd.(a)	10,000	77,902
Teijin Ltd.	32,000	103,964
Tokyo Broadcasting System Holdings, Inc.	1,900	25,618
Toppan Printing Co Ltd	22,000	176,368
Tosoh Corp.	20,000	56,538
Toyo Seikan Kaisha Ltd.	5,800	86,005
Toyoda Gosei Co., Ltd.(a)	1,700	27,732
Toyota Motor Corp.	101,300	3,736,199
Toyota Motor Corp., ADR	21,543	1,582,980
Toyota Tsusho Corp.(a)	8,400	159,572
UNY Co., Ltd.	5,400	50,585
Ushio, Inc.	31,800	464,839
Wacoal Holdings Corp.(a)	118,000	1,544,371
West Japan Railway Co.	18,200	773,353
Yamaguchi Financial Group, Inc.	4,000	38,382
Yamaha Corp.	5,300	48,872
Yamato Kogyo Co., Ltd.	1,300	40,942
Yokohama Rubber Co., Ltd. (The)	8,000	48,071
Total		63,069,010
JERSEY 0.2%
Informa PLC	26,632	164,090
WPP PLC, ADR	9,149	536,314
Total		700,404
LUXEMBOURG 0.5%
Acergy SA(b)	1,834	37,137
ArcelorMittal	28,793	579,440
AZ Electronic Materials SA	198,983	948,825
Total		1,565,402

Issuer	Shares	Value

Common Stocks (continued)
MAURITIUS 0.1%
Golden Agri-Resources Ltd.	287,000	$167,135

NETHERLANDS 3.8%
Aegon NV(b)	147,391	714,305
Akzo Nobel NV	9,136	475,265
ING Groep NV-CVA(b)	285,570	2,599,090
Koninklijke Boskalis Westminster NV	54,446	2,109,479
Koninklijke DSM NV	12,545	643,662
QIAGEN NV(b)	37,514	612,150
Randstad Holding NV	3,806	129,788
SBM Offshore NV	18,078	306,582
STMicroelectronics NV	32,466	215,733
TNT Express NV	191,714	1,604,436
Wolters Kluwer NV	86,297	1,564,527
Total		10,975,017
NEW ZEALAND 0.6%
Auckland International Airport Ltd.	262,250	530,814
Fisher & Paykel Healthcare Corp., Ltd.	230,819	404,924
Fletcher Building Ltd.	32,477	174,666
Sky City Entertainment Group Ltd.	178,952	520,609
Total		1,631,013
NORWAY 0.9%
Aker Solutions ASA	7,126	87,390
Bw Offshore Ltd.(a)	7,888	11,912
DNB ASA(a)	22,134	233,526
Farstad Shipping ASA	15,452	418,760
Fred Olsen Energy ASA	243	9,158
Marine Harvest ASA	2,127,737	1,154,715
Norsk Hydro ASA	40,880	216,001
Orkla ASA	30,627	248,221
Petroleum Geo-Services ASA(b)	8,044	102,966
Stolt-Nielsen Ltd.	474	10,180
Telenor ASA	7,200	117,382
Total		2,610,211
PORTUGAL –%
Portugal Telecom SGPS SA	16,238	80,712

RUSSIAN FEDERATION 0.9%
Gazprom OAO, ADR	123,848	1,498,561
Polyus Gold International Ltd., GDR(b)	329,265	1,076,697
Total		2,575,258
SINGAPORE 2.6%
Ascendas Real Estate Investment Trust	568,000	841,275
CapitaLand Ltd.	168,000	350,280

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE (CONTINUED)
CapitaMall Trust	1,267,099	$1,719,103
Ezra Holdings Ltd.(a)(b)	415,000	345,329
Hyflux Ltd.(a)	533,000	581,088
Indofood Agri Resources Ltd.(b)	21,000	24,031
Neptune Orient Lines Ltd.	45,000	46,409
Overseas Union Enterprise Ltd.	8,000	14,228
SATS Ltd.	533,000	969,179
SIA Engineering Co., Ltd.	396,000	1,091,817
Singapore Airlines Ltd.	36,000	317,039
SMRT Corp., Ltd.(a)	266,000	368,135
StarHub Ltd.	416,000	935,045
Total		7,602,958
SOUTH AFRICA 1.7%
AngloGold Ashanti Ltd., ADR	57,686	2,642,019
Gold Fields Ltd.	130,472	2,151,985
Total		4,794,004
SOUTH KOREA 1.5%
Korea Electric Power Corp., ADR(b)	144,068	1,776,358
SK Telecom Co., Ltd., ADR	188,755	2,644,458
Total		4,420,816
SPAIN 1.6%
Acciona SA(a)	786	63,086
Banco de Sabadell SA	35,091	129,394
Banco Popular Espanol SA	32,459	139,687
Banco Santander SA	9,525	74,132
Banco Santander SA	438,159	3,410,146
CaixaBank	12,833	64,493
EDP Renovaveis SA(b)	2,909	16,742
Gas Natural SDG SA	1,242	20,307
International Consolidated Airlines Group SA(b)	26,992	75,370
Prosegur Cia de Seguridad SA, Registered Shares	11,631	536,595
Total		4,529,952
SWEDEN 1.1%
AF AB, Class B	30,282	538,643
Boliden AB	29,332	501,479
Meda AB	3,656	38,589
Nordea Bank AB	58,695	491,390
Skandinaviska Enskilda Banken AB, Class A(a)	119,856	753,582
SSAB AB, Class A	5,139	53,788
SSAB AB, Class B	2,115	19,308
Svenska Cellulosa AB, Class A	2,420	40,307

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Svenska Cellulosa AB, Class B(a)	38,561	$643,959
Telefonaktiebolaget LM Ericsson, Class B	6,690	62,204
Total		3,143,249
SWITZERLAND 2.4%
Adecco SA(b)	6,601	312,875
Alpiq Holding AG	90	16,670
Aryzta AG(b)	2,775	128,123
Clariant AG, Registered Shares(b)	988	12,000
Holcim Ltd.(b)	12,968	738,915
Lonza Group AG(b)	18	972
Novartis AG, Registered Shares	23,820	1,288,687
Sulzer AG	577	72,211
Swiss Re AG(b)	1,903	103,223
UBS AG, Registered Shares(b)	90,910	1,237,482
UBS AG, Registered Shares(b)	108,079	1,468,794
Xstrata PLC	98,150	1,661,874
Total		7,041,826
UNITED KINGDOM 17.5%
Anglo American PLC	1,566	64,753
AstraZeneca PLC	54,101	2,604,034
Aviva PLC	214,920	1,183,317
Barclays PLC	526,280	1,762,704
Bodycote PLC	83,028	399,179
BP PLC	732,790	5,437,051
BP PLC, ADR	4,854	222,847
Carnival PLC, ADR(a)	7,128	214,125
Cobham PLC	211,789	611,073
CPP Group PLC	145,049	260,854
Croda International PLC	63,481	1,935,646
De La Rue PLC	90,570	1,336,575
Diploma PLC	106,662	662,228
Domino Printing Sciences PLC	85,179	795,955
Eurasian Natural Resources Corp., PLC	8,331	90,649
Evraz PLC(b)	163	1,152
GlaxoSmithKline PLC	108,764	2,416,604
Greene King PLC	48,180	373,613
Halma PLC	109,847	612,763
Home Retail Group PLC	635,784	1,076,007
HSBC Holdings PLC, ADR	113,930	4,765,692
Interserve PLC	78,055	357,312
Investec PLC	17,542	103,854
J Sainsbury PLC	46,796	212,669
John Wood Group PLC(b)	573	5,941
Kazakhmys PLC	6,808	121,871

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Kingfisher PLC	87,679	$353,287
Laird PLC	234,793	620,098
Lloyds Banking Group PLC(b)	2,922,900	1,410,329
Mondi PLC	1,923	15,303
Old Mutual PLC	199,689	459,418
Rexam PLC	326,681	1,925,293
Rotork PLC	74,189	2,222,404
Royal Bank of Scotland Group PLC, ADR(a)(b)	16,770	141,203
Royal Dutch Shell PLC, Class A	118,669	4,203,491
Serco Group PLC	60,058	480,768
Spectris PLC	38,736	934,526
Spirax-Sarco Engineering PLC	15,919	496,436
TT electronics PLC	147,376	387,833
Ultra Electronics Holdings PLC	42,109	1,016,565
Victrex PLC	32,995	663,958
Vodafone Group PLC	1,782,807	4,798,367
Vodafone Group PLC, ADR	93,380	2,529,664
Total		50,287,411
Total Common Stocks (Cost: $285,658,699)		$285,372,457

Rights —%
SPAIN –%
Banco Santander SA(b)	9	2
Total Rights (Cost: $—)		$2

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.134%(c)(d)	1,079,810	$1,079,810
Total Money Market Funds (Cost: $1,079,810)		$1,079,810

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.6%
Repurchase Agreements 7.6%
Citigroup Global Markets, Inc. dated 01/31/12, matures 02/01/12, repurchase price $10,000,031(e)
	0.110%	10,000,000	$10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Nomura Securities dated 01/31/12, matures 02/01/12, repurchase price $3,000,022(e)
0.260%		$3,000,000	$3,000,000
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $1,000,006(e)
0.200%		1,000,000	1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 01/31/12, matures 02/01/12, repurchase price $7,823,143(e)
	0.150%	$7,823,110	$7,823,110
Total			21,823,110

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $21,823,110)			$21,823,110

Total Investments
(Cost: $308,561,619)(f)			$308,275,379(g)
Other Assets & Liabilities, Net			(20,374,410)
Net Assets			$287,900,969

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Jackson Partners & Associates, Inc.	Feb. 1, 2012	46,544	49,615	$201	$—
		(AUD)	(USD)
J.P. Morgan Securities, Inc.	Feb. 1, 2012	198,662	211,131	221	—
		(AUD)	(USD)
J.P. Morgan Securities, Inc.	Feb. 1, 2012	11,851,578	154,453	—	(1,039)
		(JPY)	(USD)
Jackson Partners & Associates, Inc.	Feb. 1, 2012	95,039	78,303	—	(166)
		(NZD)	(USD)
J.P. Morgan Securities, Inc.	Feb. 3, 2012	88,536	83,055	—	(360)
		(USD)	(AUD)
Jackson Partners & Associates, Inc.	April 27, 2012	2,411,500	2,541,552	4,919	—
		(AUD)	(USD)
Jackson Partners & Associates, Inc.	April 27, 2012	1,464,500	1,197,800	—	(4,538)
		(NZD)	(USD)
Total				$5,341	$(6,103)

Notes to Portfolio of Investments

(a)	At January 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(d)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$4,331,412	$41,323,300	$(44,574,902)	$—	$1,079,810	$1,497	$1,079,810

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.110%)

Security Description	Value
Fannie Mae REMICS	$6,372,368
Fannie Mae-Aces	239,238
Freddie Mac REMICS	2,683,285
Ginnie Mae II Pool	267,418
Government National Mortgage Association	637,691
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.260%)

Security Description	Value
Ginnie Mae I Pool	$4,733
Ginnie Mae II Pool	3,055,267
Total Market Value of Collateral Securities	$3,060,000

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$253,224
Fannie Mae REMICS	82,337
Federal Farm Credit Bank	20,908
Federal Home Loan Banks	6,476
Federal Home Loan Mortgage Corp	5,532
Federal National Mortgage Association	12,374
Freddie Mac Gold Pool	142,100
Freddie Mac Non Gold Pool	58,505
Freddie Mac REMICS	90,883
Ginnie Mae I Pool	130,411
Ginnie Mae II Pool	140,889
Government National Mortgage Association	36,270
United States Treasury Bill	639
United States Treasury Note/Bond	38,694
United States Treasury Strip Coupon	758
Total Market Value of Collateral Securities	$1,020,000

Societe Generale (0.150%)

Security Description	Value
United States Treasury Note/Bond	$7,979,573
Total Market Value of Collateral Securities	$7,979,573

(f)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $308,562,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,321,000
Unrealized Depreciation	(28,608,000)
Net Unrealized Depreciation	$(287,000)

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Currency Legend

AUD	Australian Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$3,818,098	$27,271,600	$—	$31,089,698
Consumer Staples	459,586	12,814,610	—	13,274,196
Energy	16,183,956	16,260,800	—	32,444,756
Financials	10,682,786	42,365,682	—	53,048,468
Health Care	—	15,464,777	—	15,464,777
Industrials	714,520	47,338,305	—	48,052,825
Information Technology	2,108,618	14,743,742	—	16,852,360
Materials	12,008,856	28,752,550	—	40,761,406

Telecommunication Services	9,089,616	14,103,650	—	23,193,266
Utilities	3,453,190	7,737,515	—	11,190,705
Rights
Financials	—	2	—	2
Total Equity Securities	58,519,226	226,853,233	—	285,372,459

Other
Money Market Funds	1,079,810	—	—	1,079,810
Investments of Cash Collateral Received for Securities on Loan	—	21,823,110	—	21,823,110

Total Other	1,079,810	21,823,110	—	22,902,920

Investments in Securities	59,599,036	248,676,343	—	308,275,379
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	5,341	—	5,341
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,103)	—	(6,103)
Total	$59,599,036	$248,675,581	$—	$308,274,617

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Seligman Global Technology Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.3%
HEALTH CARE 2.0%
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	44,700	$2,479,956
Sirona Dental Systems, Inc.(a)	28,800	1,392,480
Total		3,872,436
Life Sciences Tools & Services 1.3%
Life Technologies Corp.(a)	35,600	1,724,108
Thermo Fisher Scientific, Inc.(a)	88,200	4,665,780
Total		6,389,888
TOTAL HEALTH CARE		10,262,324

INDUSTRIALS 0.5%
Electrical Equipment 0.5%
Nidec Corp.	24,900	2,385,535
TOTAL INDUSTRIALS		2,385,535
INFORMATION TECHNOLOGY 88.8%
Communications Equipment 4.2%
Cisco Systems, Inc.	106,600	2,092,558
QUALCOMM, Inc.	315,771	18,573,650
Total		20,666,208

Computers & Peripherals 18.1%
Apple, Inc.(a)	64,555	29,468,066
Asustek Computer, Inc.	297,000	2,347,718
Dell, Inc.(a)	713,000	12,284,990
Electronics for Imaging, Inc.(a)(b)	266,803	4,578,340
EMC Corp.(a)	654,000	16,847,040
NetApp, Inc.(a)	258,300	9,748,242
Seagate Technology PLC	424,200	8,967,588
Western Digital Corp.(a)	136,300	4,954,505
Total		89,196,489

Electronic Equipment, Instruments & Components 5.1%
Avnet, Inc.(a)	194,100	6,768,267
Jabil Circuit, Inc.	67,100	1,520,486
Kyocera Corp.	40,200	3,434,971
Murata Manufacturing Co., Ltd.	110,000	6,295,943
Nippon Electric Glass Co., Ltd.	291,657	2,543,283
Taiyo Yuden Co., Ltd.	128,900	1,164,820
Tripod Technology Corp.	80	223
Unimicron Technology Corp.	2,452,100	3,233,549
Total		24,961,542

Internet Software & Services 3.0%
Akamai Technologies, Inc.(a)	16,700	538,575
Baidu, Inc., ADR(a)	81,000	10,329,120

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Constant Contact, Inc.(a)	55,500	$1,386,390
Mail.ru Group Ltd., GDR(a)	81,500	2,689,500
Total		14,943,585

IT Services 7.5%
Amdocs Ltd.(a)	674,143	19,846,770
VeriFone Systems, Inc.(a)(b)	190,600	8,138,620
Visa, Inc., Class A	91,100	9,168,304
Total		37,153,694

Office Electronics 1.7%
Xerox Corp.	1,086,800	8,422,700

Semiconductors & Semiconductor Equipment 15.0%
Advanced Micro Devices, Inc.(a)(b)	3,123,511	20,958,759
Advanced Semiconductor Engineering, Inc.	11	12
ASML Holding NV	164,400	7,060,948
ASML Holding NV, NY Registered Shares, ADR	56,500	2,428,935
Broadcom Corp., Class A(a)	141,800	4,869,412
KLA-Tencor Corp.	320,400	16,382,052
Microsemi Corp.(a)(b)	222,300	4,397,094
Novellus Systems, Inc.(a)	342,400	16,144,160
Teradyne, Inc.(a)(b)	101,200	1,654,620
Total		73,895,992

Software 34.2%
Application Software 16.3%
Citrix Systems, Inc.(a)	36,100	2,354,081
JDA Software Group, Inc.(a)(b)	228,900	6,745,683
NICE Systems Ltd., ADR(a)(b)	130,828	4,704,575
Nuance Communications, Inc.(a)(b)	424,299	12,101,008
Parametric Technology Corp.(a)(b)	722,836	18,193,782
SAP AG, ADR	50,100	3,030,048
Synopsys, Inc.(a)	970,349	28,314,784
Taleo Corp., Class A(a)(b)	142,100	5,117,021
Total		80,560,982

Systems Software 17.9%
BMC Software, Inc.(a)	530,756	19,234,597
Check Point Software Technologies Ltd.(a)(b)	177,105	9,969,240
Microsoft Corp.	637,116	18,814,036
Oracle Corp.	362,500	10,222,500
Rovi Corp.(a)(b)	153,200	4,916,188

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Systems Software (continued)
Symantec Corp.(a)	1,445,562	$24,849,211
Total		88,005,772
TOTAL SOFTWARE		168,566,754
TOTAL INFORMATION TECHNOLOGY		437,806,964
Total Common Stocks (Cost: $383,334,167)		$450,454,823

	Shares	Value

Money Market Funds 8.7%
Columbia Short-Term Cash Fund, 0.134%(c)(d)	42,700,308	$42,700,308
Total Money Market Funds (Cost: $42,700,308)		$42,700,308

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.8%
Asset-Backed Commercial Paper 0.2%
KELLS FUNDING, LLC
04/12/12	0.581%	$998,518	$998,518
Total			998,518
Certificates of Deposit 0.3%
Standard Chartered Bank PLC
04/03/12	0.570%	1,500,000	1,500,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.4%
Natixis Financial Products LLC
02/01/12	0.450%	$2,000,000	$2,000,000

Repurchase Agreements 7.9%
Mizuho Securities USA, Inc. dated 01/31/12, matures 02//01/12, repurchase price $10,000,081(e)
	0.290%	10,000,000	10,000,000
Nomura Securities dated 01/31/12, matures 02/01/12, repurchase price $10,000,072(e)
	0.260%	10,000,000	10,000,000
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $5,000,028(e)
	0.200%	5,000,000	5,000,000
RBS Securities, Inc. dated 01/31/12, matures 02/01/12, repurchase price $5,000,033(e)
	0.240%	5,000,000	5,000,000
Societe Generale dated 01/31/12, matures 02/01/12, repurchase price $8,705,711(e)
	0.220%	8,705,657	8,705,657
Total			38,705,657

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $43,204,175)			$43,204,175

Total Investments
(Cost: $469,238,650)(f)			$536,359,306(g)
Other Assets & Liabilities, Net			(43,009,407)
Net Assets			$493,349,899

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co.	Feb. 2, 2012	23,977,367	314,335	$—	$(246)
		(JPY)	(USD)
J.P. Morgan Securities, Inc.	Feb. 2, 2012	751,550	57,545,442	3,441	—
		(USD)	(JPY)
J.P. Morgan Securities, Inc.	Feb. 3, 2012	1,159,402	88,345,289	—	(319)
		(USD)	(JPY)
Total				$3,441	$(565)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At January 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(d)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$6,222,343	$73,890,826	$(37,412,861)	$—	$42,700,308	$8,253	$42,700,308

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.290%)

Security Description	Value
Fannie Mae Pool	$965,552
Freddie Mac Gold Pool	376,575
Freddie Mac Non Gold Pool	37,877
Ginnie Mae I Pool	476,520
United States Treasury Note/Bond	8,343,477
Total Market Value of Collateral Securities	$10,200,001

Nomura Securities (0.260%)

Security Description	Value
Ginnie Mae I Pool	$15,778
Ginnie Mae II Pool	10,184,222
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$1,266,119
Fannie Mae REMICS	411,683
Federal Farm Credit Bank	104,539
Federal Home Loan Banks	32,380
Federal Home Loan Mortgage Corp	27,662
Federal National Mortgage Association	61,869
Freddie Mac Gold Pool	710,499
Freddie Mac Non Gold Pool	292,523
Freddie Mac REMICS	454,415
Ginnie Mae I Pool	652,054
Ginnie Mae II Pool	704,446
Government National Mortgage Association	181,351
United States Treasury Bill	3,200
United States Treasury Note/Bond	193,469
United States Treasury Strip Coupon	3,791
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$5,100,039
Total Market Value of Collateral Securities	$5,100,039

Societe Generale (0.220%)

Security Description	Value
United States Treasury Note/Bond	$6,271,670
United States Treasury Strip Coupon	1,942,680
United States Treasury Strip Principal	665,421
Total Market Value of Collateral Securities	$8,879,771

(f)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $469,239,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$77,103,000
Unrealized Depreciation	(9,983,000)
Net Unrealized Appreciation	$67,120,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Currency Legend

JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated November 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Health Care	$10,262,324	$—	$—	$10,262,324
Industrials	—	2,385,535	—	2,385,535
Information Technology	409,035,997	28,770,967	—	437,806,964
Total Equity Securities	419,298,321	31,156,502	—	450,454,823

Other
Money Market Funds	42,700,308	—	—	42,700,308
Investments of Cash Collateral Received for Securities on Loan	—	43,204,175	—	43,204,175

Total Other	42,700,308	43,204,175	—	85,904,483

Investments in Securities	461,998,629	74,360,677	—	536,359,306
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	3,441	—	3,441
Liabilities
Forward Foreign Currency Exchange Contracts	—	(565)	—	(565)
Total	$461,998,629	$74,363,553	$—	$536,362,182

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2012